UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports to Shareholders.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
2	Artisan Emerging Markets Fund
4	Artisan Global Equity Fund
6	Artisan Global Opportunities Fund
8	Artisan Global Small Cap Fund
10	Artisan Global Value Fund
12	Artisan High Income Fund
14	Artisan International Fund
16	Artisan International Small Cap Fund
18	Artisan International Value Fund
20	Artisan Mid Cap Fund
22	Artisan Mid Cap Value Fund
24	Artisan Small Cap Fund
26	Artisan Small Cap Value Fund
28	Artisan Value Fund

SCHEDULES OF INVESTMENTS
30	Artisan Emerging Markets Fund
33	Artisan Global Equity Fund
36	Artisan Global Opportunities Fund
39	Artisan Global Small Cap Fund
42	Artisan Global Value Fund
44	Artisan High Income Fund
49	Artisan International Fund
52	Artisan International Small Cap Fund
55	Artisan International Value Fund
58	Artisan Mid Cap Fund
61	Artisan Mid Cap Value Fund
64	Artisan Small Cap Fund
67	Artisan Small Cap Value Fund
70	Artisan Value Fund

72	STATEMENTS OF ASSETS AND LIABILITIES

76	STATEMENTS OF OPERATIONS

80	STATEMENTS OF CHANGES IN NET ASSETS

88	FINANCIAL HIGHLIGHTS

98	NOTES TO FINANCIAL STATEMENTS

132	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

134	SHAREHOLDER EXPENSE EXAMPLE

138	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

141	PROXY VOTING POLICIES AND PROCEDURES

141	INFORMATION ABOUT PORTFOLIO SECURITIES

142	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2014. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process focuses on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, inflation, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Emerging Markets Fund – Institutional Shares (6/26/2006)	2.65%	4.54%	0.30%	4.23%
Artisan Emerging Markets Fund – Investor Shares (6/2/2008)[1]	2.29	4.18	0.01	(4.24)
MSCI Emerging Markets Index	4.30	7.19	4.42	7.01 *

[1]	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

Emerging markets equities substantially underperformed their developed market counterparts over the past twelve months. Global markets were under a cloud of economic and geopolitical worries. Ongoing developments in Russia/Ukraine, concerns about growth in China and tapering expectations in the US weighed on emerging markets equities. The US dollar strengthened against a number of currencies, creating an additional headwind for USD-based investors.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	14.0%	14.3%
Consumer Staples	4.0	4.8
Energy	10.1	9.0
Financials	22.7	22.4
Healthcare	3.5	5.4
Industrials	8.6	8.5
Information Technology	16.9	20.4
Materials	9.5	8.3
Telecommunication Services	5.0	4.1
Utilities	2.8	1.1
Other assets less liabilities	2.9	1.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Emerging Markets Fund – Investor Shares gained 2.29% and Artisan Emerging Markets Fund – Institutional Shares gained 2.65%, underperforming the MSCI Emerging Markets Index, which advanced 4.30% over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: Indian antibiotic manufacturer and marketer Aurobindo Pharma Ltd.; Taiwanese electronic manufacturing services provider Hon Hai Precision Industry Co., Ltd.; Indian computer software developer and marketer Tech Mahindra Ltd.; Egyptian securities brokerage operator Egyptian Financial Group-Hermes Holding; and Taiwanese integrated circuit manufacturer Taiwan Semiconductor Manufacturing Co., Ltd.

Relative detractors to the portfolio included: Russian commercial bank Sberbank of Russia; Brazilian iron ore producer Vale S.A.; Korean electronics producer Samsung Electronics Co., Ltd.; Korean naval and commercial ship manufacturer Daewoo Shipbuilding & Marine Engineering Co., Ltd.; and Russian telecommunications group Mobile Telesystems OJSC.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Emerging Asia	53.6%	59.1%
Latin America	22.1	17.9
Europe, Middle East & Africa	16.3	16.2
Developed Markets	5.1	5.1

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Chinese holding company Alibaba Group Holding Ltd.; Panamanian international airline Copa Holdings S.A.; South African retail group Woolworths Holdings Ltd.; Brazilian retail drugstore chain Raia Drogasil S.A.; and Indian banking and financial services provider State Bank of India. We funded these purchases in part by selling our positions in America Movil S.A.B. de C.V., Grupo de Inversiones Suramericana S.A., Banco do Brasil S.A., BM&FBovespa S.A. and China Resources Power Holdings Co., Ltd.

Artisan Partners Funds	3

ARTISAN GLOBAL EQUITY FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Equity Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	7.94%	22.42%	14.31%
MSCI ACWI Index	11.32	16.61	9.39*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

Global equities climbed for much of the twelve-month period ended September 30, 2014, with positive sentiment partially attributable to accommodative central bank policies. In the latter part of the period, markets retreated as weakening economic conditions in Europe, Japan and China impacted sentiment. By contrast, the US accelerated its pace of growth.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	29.3%	27.1%
Consumer Staples	16.6	6.6
Energy	1.3	1.5
Financials	10.6	12.7
Healthcare	13.1	23.8
Industrials	9.9	2.7
Information Technology	8.1	10.6
Materials	5.8	4.6
Telecommunication Services	—	2.7
Utilities	3.0	4.9
Other assets less liabilities	2.3	2.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Global Equity Fund – Investor Shares gained 7.94%, underperforming the MSCI All Country World Index, which advanced 11.32% over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: Indian hybrid seed company Kaveri Seed Co., Ltd.; US biopharmaceutical company Gilead Sciences, Inc.; US biomedical technology company Medivation, Inc.; US cable and satellite company Comcast Corp.; and Chinese water treatment company Beijing Enterprises Water Group Ltd.

Relative detractors to the portfolio included: US oncology company Ariad Pharmaceuticals, Inc.; Chinese snack food provider Labixiaoxin Snacks Group Ltd.; Chinese spirits distiller Dukang Distillers Holdings Ltd.; Philippines beverage company LT Group, Inc.; and Taiwanese contact lens manufacturer Ginko International Co., Ltd.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Americas	42.7%	49.0%
Europe	25.4	22.4
Emerging Markets	23.2	19.6
Pacific Basin	6.4	6.2

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Taiwanese contact lens manufacturer Ginko International Co., Ltd.; US biopharmaceutical company Celgene Corp.; Netherlands-based semiconductor equipment provider ASML Holding N.V.; Mexican media company Grupo Televisa S.A.B.; and US household products producer Church & Dwight Co., Inc. We funded these purchases in part by selling our positions in Ariad Pharmaceuticals, Inc., PetSmart, Inc., UBS AG, Dangote Cement plc and B/E Aerospace, Inc.

Artisan Partners Funds	5

ARTISAN GLOBAL OPPORTUNITIES FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Opportunities Fund employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	9.43%	20.62%	16.14%	11.55%
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	9.74	20.91	n/a	12.09
MSCI ACWI Index	11.32	16.61	10.07	7.06	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement, in effect from the Fund’s inception through January 31, 2014, to limit the Fund’s expenses to no more than 1.50%, which has had a material impact on the Fund’s performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

The US economy accelerated through 2014, while much of the developed world and emerging markets showed signs of softening. For the twelve-month period ended September 30, 2014, the MSCI All Country World Index (ACWI) returned 11.32% (all returns in USD). The MSCI USA Index outperformed the ACWI, returning 18.60%. The MSCI Europe Index trailed the ACWI, returning 5.82%. The MSCI Emerging Markets Index also trailed, returning 4.30%.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	10.5%	8.8%
Consumer Staples	2.7	4.5
Energy	4.5	5.3
Financials	13.9	9.9
Healthcare	19.7	16.9
Industrials	12.4	12.9
Information Technology	28.3	30.7
Materials	3.5	3.7
Utilities	0.4	1.5
Other assets less liabilities	4.1	5.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Global Opportunities Fund – Investor Shares gained 9.43% and Artisan Global Opportunities Fund – Institutional Shares gained 9.74%, underperforming the MSCI All Country World Index, which advanced 11.32% over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: US Internet search provider Google, Inc.; US semiconductor equipment provider Applied Materials, Inc.; US biopharmaceutical company Biogen Idec, Inc.; UK personal and commercial insurance provider Direct Line Insurance Group plc; and US social networking website Facebook, Inc.

Relative detractors to the portfolio included: Chinese truck and SUV manufacturer Great Wall Motor Co., Ltd.; Hong Kong based casino operator Sands China Ltd.; German sports apparel and equipment manufacturer Adidas AG; UK inspection services provider Intertek Group plc; and Japanese search and shopping website Yahoo Japan Corp.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Americas	56.0%	56.0%
Europe	23.5	17.2
Emerging Markets	8.3	12.8
Pacific Basin	8.1	8.2

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including US genetic analysis systems provider Illumina, Inc.; US cloud-based enterprise applications provider Workday, Inc.; US global payments network operator Visa, Inc.; US computers, software and peripherals designer and manufacturer Apple, Inc.; and US specialty coffee and coffee-brewer provider Keurig Green Mountain, Inc. We funded these purchases in part by selling our positions in eBay, Inc., Gilead Sciences, Inc., Citigroup, Inc., Cerner Corp. and ARM Holdings plc.

Artisan Partners Funds	7

ARTISAN GLOBAL SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global portfolio of small-cap growth companies. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/25/2013 to 9/30/2014)

Average annual TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	Since Inception
Artisan Global Small Cap Fund – Investor Shares (6/25/2013)	4.62%	8.60%
MSCI ACWI Small Cap Index	6.82	16.15	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

Global equities climbed for much of the twelve-month period ended September 30, 2014, with positive sentiment partially attributable to accommodative central bank policies. In the latter part of the period, markets retreated as weakening economic conditions in Europe, Japan and China impacted sentiment. By contrast, the US accelerated its pace of growth.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	31.4%	18.6%
Consumer Staples	18.3	12.5
Energy	2.4	1.3
Financials	2.6	5.3
Healthcare	12.7	14.9
Industrials	15.5	13.4
Information Technology	1.8	3.4
Materials	10.1	10.4
Utilities	3.4	10.1
Other assets less liabilities	1.8	10.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Global Small Cap Fund – Investor Shares gained 4.62%, underperforming the MSCI All Country World Small Cap Index, which advanced 6.82% over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: Indian hybrid seed company Kaveri Seed Co., Ltd.; Israeli diamond measurement tools manufacturer Sarine Technologies Ltd.; Singapore-based wastewater treatment company SIIC Environment Holdings Ltd.; German advertising company Stroeer Media AG; and Finland-based packaging products manufacturer Huhtamaki Oyj.

Relative detractors to the portfolio included: US oncology company Ariad Pharmaceuticals, Inc.; UK carpet retailer Carpetright plc; Chinese data center services provider 21Vianet Group, Inc.; Chinese pediatric nutrition company Biostime International Holdings Ltd.; and Chinese snack food company Labixiaoxin Snacks Group Ltd.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Europe	31.7%	37.9%
Emerging Markets	24.8	25.7
Americas	26.3	13.7
Pacific Basin	13.0	9.6
Middle East	2.4	3.0

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Singapore-based wastewater treatment company SIIC Environment Holdings Ltd.; Taiwanese contact lens manufacturer Ginko International Co., Ltd.; Chinese data center services provider 21Vianet Group, Inc.; UK health care services company Cambian Group plc; and Brazilian insurance company Qualicorp S.A. We funded these purchases in part by selling our positions in PetSmart, Inc., Brunel International N.V., N Brown Group plc, ZON OPTIMUS SGPS S.A. and Don Quijote Co., Ltd.

Artisan Partners Funds	9

ARTISAN GLOBAL VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what the investment team considers to be high- quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business Quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial Strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-Oriented Management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	10.75%	20.88%	14.36%	8.13%
Artisan Global Value Fund – Institutional Shares (7/17/2012)	11.05	n/a	n/a	20.44
MSCI ACWI Index	11.32	16.61	10.07	2.27	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement, in effect from the Fund’s inception through January 31, 2014, to limit the Fund’s expenses to no more than 1.50%, which has had a material impact on the Fund’s performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

Asset values of global equities in several regions rose over the past twelve months. Broadly speaking developed markets advanced more than emerging markets, and the US rose substantially more than Europe. Sentiment turned decidedly negative, however, in the final three months of the period on the back of weakening economic conditions in Europe, Japan and China. Negative sentiment, a stronger US dollar and deteriorating supply/demand conditions also placed pressure on commodity prices.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	6.2%	3.9%
Consumer Staples	8.8	8.5
Energy	4.3	4.0
Financials	27.9	32.1
Healthcare	10.2	9.1
Industrials	6.6	4.4
Information Technology	21.7	26.5
Materials	2.9	0.4
Telecommunication Services	—	1.0
Other assets less liabilities	11.4	10.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Global Value Fund – Investor Shares gained 10.75% and Artisan Global Value Fund – Institutional Shares gained 11.05%, underperforming the MSCI All Country World Index, which advanced 11.32% over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: US software developer Microsoft Corp.; US financial services provider Bank of New York Mellon Corp.; US Internet search provider Google, Inc.; US software supplier Oracle Corp.; and US health care products company Johnson & Johnson.

Relative detractors to the portfolio included: UK food retailer TESCO plc; Korean electronics producer Samsung Electronics Co., Ltd.; Korean automobile manufacturer Kia Motors Corp.; Denmark-based brewing company Carlsberg AS; and Denmark-based facility services provider ISS AS.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Americas	53.9%	55.0%
Europe	30.6	29.4
Emerging Markets	2.0	4.4
Pacific Basin	2.1	1.1

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including US financial services company Citigroup, Inc.; US wireless communications equipment manufacturer QUALCOMM, Inc.; Korean electronics producer Samsung Electronics Co., Ltd.; US semiconductor equipment provider Applied Materials, Inc.; and US banking company Citizens Financial Group, Inc. We funded these purchases in part by selling our positions in 3M Co., AstraZeneca plc, Vodafone Group plc, Apple, Inc. and Parker Hannifin Corp.

Artisan Partners Funds	11

ARTISAN HIGH INCOME FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan High Income Fund employs a fundamental investment process to construct a diversified portfolio of attractively valued high yield corporate bonds (often referred to as “junk bonds”) and secured and unsecured loans, including, without limitation, senior and subordinated loans, delayed funding loans and revolving credit facilities, and loan participations and assignments. The Fund’s investment team’s research process has four primary pillars:

Business Quality. The team uses a variety of sources to understand an issuer’s business model resiliency. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, the dynamics of industry participants, and the decision-making history of the issuer’s management.

Financial Strength and Flexibility. The team believes that analyzing the history and trend of free cash flow generation are critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, financial covenants, amortization schedules and overall financial transparency.

Downside Analysis. The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure.

Value Identification. The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure, catalysts for business improvement and potential value stemming from market or industry dislocations.

12	Artisan Partners Funds

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2014)

TOTAL RETURNS (as of 9/30/2014)

Fund / Index	Since Inception(1)
Artisan High Income Fund – Investor Shares (3/19/2014)	2.08%
Artisan High Income Fund – Advisor Shares (3/19/2014)	2.12
BofA Merrill Lynch U.S. High Yield Master II Total Return	0.85	*

(1)	For the period from commencement of operations 3/19/2014 through 9/30/2014; not annualized.
*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.25%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

INVESTING ENVIRONMENT

During the period March 19, 2014 through September 30, 2014, trading in the non-investment grade credit market was choppy. Early in the period, positive sentiment was driven by accommodative central bank policies. Later in the period, sentiment was challenged by deterioration in technical factors such as fund outflows and substantial new issue volume.

PERFORMANCE DISCUSSION

During the period March 19, 2014 through September 30, 2014, Artisan High Income Fund – Investor Shares advanced 2.08% and Artisan High Income Fund – Advisor Shares advanced 2.12%, outperforming the BofA Merrill Lynch U.S. High Yield Master II Index, which gained 0.85% over the same period.

Performance of the following holdings had a positive impact relative to the performance of the portfolio during the period: Opal Acquisition, Inc.; WP Mustang Holdings LLC; First Cash Financial Services, Inc.; Infor Software Parent LLC/Infor Software Parent, Inc.; and Altice S.A.

Performance of the following holdings had a negative impact relative to the performance of the portfolio during the period: Phosphorus Holdco plc; Play Topco S.A.; SunGard Availability Services Capital, Inc.; Rayonier AM Products, Inc.; Cooper, Gay, Swett & Crawford Ltd.

Artisan Partners Funds	13

ARTISAN INTERNATIONAL FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	5.85%	19.22%	9.52%	8.53%	10.11%
Artisan International Fund – Institutional Shares (7/1/1997)	6.10	19.49	9.78	8.78	8.86
MSCI EAFE Index	4.25	13.65	6.56	6.32	4.97	*
MSCI ACWI Ex U.S. Index†	4.77	11.79	6.03	7.06	5.56	*

*	As of Investor Shares inception date.
†	A custom index that links the gross index for periods beginning before 1/01/2001 to the net index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

International equities climbed for much of the twelve-month period ended September 30, 2014, with positive sentiment partially attributable to accommodative central bank policies. In the latter part of the period, markets retreated as weakening economic conditions in Europe, Japan and China impacted sentiment. By contrast, the US accelerated its pace of growth.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	11.8%	15.6%
Consumer Staples	22.3	12.0
Energy	2.2	1.9
Financials	18.8	5.7
Healthcare	11.8	16.5
Industrials	16.0	17.4
Information Technology	5.9	11.8
Materials	7.6	7.9
Telecommunication Services	0.9	7.1
Other assets less liabilities	2.7	4.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan International Fund – Investor Shares gained 5.85% and Artisan International Fund – Institutional Shares gained 6.10%, outperforming the MSCI EAFE and MSCI All Country World ex-US indices, which advanced 4.25% and 4.77%, respectively over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: Chinese Internet search provider Baidu, Inc.; Japanese environmental systems manufacturer NGK Insulators Ltd.; US health care products developer Covidien plc; German health care products company Bayer AG; and Chinese Internet services provider Tencent Holdings Ltd.

Relative detractors to the portfolio included: Hong Kong based casino operator Sands China Ltd.; UK engine manufacturer Rolls-Royce Holdings plc; Swiss watch manufacturer Swatch Group AG; Chinese property developer China Resources Land Ltd.; and Japanese housing materials producer LIXIL Group Corp.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Europe	64.4%	51.7%
Pacific Basin	16.3	20.0
Emerging Markets	9.9	16.3
Americas	6.7	7.9

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Netherlands-based semiconductor equipment producer ASML Holding N.V.; Mexican media company Grupo Televisa S.A.B.; Japanese optoelectronics producer Olympus Corp.; Chinese telecom services provider China Mobile Ltd.; and Japanese telecom services provider Softbank Corp. We funded these purchases in part by selling our positions in Japan Tobacco, Inc., Muenchener Rueckversicherungs AG, Honda Motor Co., Ltd., Imperial Tobacco Group plc and HSBC Holdings plc.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of small non-U.S. growth companies. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small Cap Fund – Investor Shares (12/21/2001)	-1.66%	17.01%	9.76%	11.33%	13.39%
MSCI EAFE Index	4.25	13.65	6.56	6.32	6.72
MSCI EAFE Small Cap Index	3.00	14.49	8.91	8.02	10.68	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

International equities climbed for much of the twelve-month period ended September 30, 2014, with positive sentiment partially attributable to accommodative central bank policies. In the latter part of the period, markets retreated as weakening economic conditions in Europe, Japan and China impacted sentiment. By contrast, the US accelerated its pace of growth.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	14.6%	9.2%
Consumer Staples	29.4	15.7
Financials	3.8	4.7
Healthcare	8.1	10.9
Industrials	18.6	20.6
Information Technology	10.9	12.9
Materials	2.5	5.7
Utilities	7.9	11.0
Other assets less liabilities	4.2	9.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan International Small Cap Fund – Investor Shares declined 1.66%, underperforming the MSCI EAFE Small Cap and MSCI EAFE indices, which advanced 3.00% and 4.25%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: Chinese water treatment company Beijing Enterprises Water Group Ltd.; Chinese environmental protection services provider China Everbright International Ltd.; German Internet payment company Wirecard AG; UK soft drink company Britvic plc; and UK self-storage company Big Yellow Group plc.

Relative detractors to the portfolio included: Chinese pediatric nutrition company Biostime International Holdings Ltd.; Singapore-based convenience food producer Super Group Ltd.; Chinese snack food provider Labixiaoxin Snacks Group Ltd.; German engine manufacturer Deutz AG; and Chinese data services provider 21Vianet Group, Inc.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Europe	51.2%	45.1%
Emerging Markets	30.9	57.2
Pacific Basin	10.4	4.3
Americas	3.3	4.1

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Taiwanese contact lens manufacturer Ginko International Co., Ltd.; Swiss financial services provider Cembra Money Bank AG; Swiss high-tech products manufacturer Comet Holding AG; UK staffing company Hays plc; and Finland-based packaging products manufacturer Huhtamaki Oyj. We funded these purchases in part by selling our positions in Big Yellow Group plc, Schindler Holding AG, MARR S.p.A., SIA Engineering Co., Ltd. and Global Mediacom Tbk PT.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what the investment team considers to be high-quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business Quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial Strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-Oriented Management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	6.50%	19.62%	12.64%	10.79%	14.88%
Artisan International Value Fund – Institutional Shares (10/1/2006)	6.73	19.84	12.87	n/a	7.91
MSCI EAFE Index	4.25	13.65	6.56	6.32	9.10	*
MSCI EAFE Value Index	5.65	13.91	5.52	5.92	9.44	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

Asset values of global equities in several regions rose over the past twelve months. Broadly speaking, developed markets advanced more than emerging markets, and the US rose substantially more than Europe. Sentiment turned decidedly negative, however, in the final three months of the period on the back of weakening economic conditions in Europe, Japan and China. Negative sentiment, a stronger US dollar and deteriorating supply/demand conditions also placed pressure on commodity prices.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	17.3%	15.6%
Consumer Staples	12.4	10.8
Energy	4.2	5.6
Financials	21.2	20.9
Healthcare	8.6	7.2
Industrials	8.7	9.3
Information Technology	10.6	15.4
Materials	1.0	1.2
Telecommunications	2.8	1.0
Other assets less liabilities	13.2	13.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan International Value Fund – Investor Shares gained 6.50% and Artisan International Value Fund – Institutional Shares gained 6.73%, outperforming the MSCI EAFE and MSCI EAFE Value indices, which advanced 4.25% and 5.65%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: US health care products developer Covidien plc; UK catering company Compass Group plc; Chinese Internet search provider Baidu, Inc.; Netherlands-based financial services company ING Groep N.V.; and UK publisher Reed Elsevier plc.*

Relative detractors to the portfolio included: UK food retailer TESCO plc; Japanese consumer credit company Credit Saison Co., Ltd.; Korean electronics producer Samsung Electronics Co., Ltd.; Korean automobile manufacturer Kia Motors Corp.; and Swiss logistics services company Panalpina Welttransport Holding AG.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Europe	55.0%	52.2%
Americas	18.5	20.3
Emerging Markets	5.9	8.0
Pacific Basin	7.4	6.5

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including US semiconductor equipment provider Applied Materials, Inc.; Denmark-based facility services provider ISS AS; Norwegian oil and gas services and equipment company Aker Solutions ASA; Swiss power and automation company ABB Ltd.; and UK outsourcing services provider Serco Group plc. We funded these purchases in part by selling our positions in Vodafone Group plc, AstraZeneca plc, Mallinckrodt plc, Total S.A. and Michael Page International plc.

*	During the reporting period, the portfolio owned both Reed Elsevier plc and Reed Elsevier N.V. , which are separate legal entities with jointly owned operating companies. Holdings of Reed Elsevier plc and Reed Elsevier N.V. were aggregated to determine Reed Elsevier’s contribution to return.

Artisan Partners Funds	19

ARTISAN MID CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	6.04%	20.24%	17.39%	11.30%	14.16%
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	6.30	20.55	17.69	11.59	7.94
Russell Midcap® Index	15.83	23.79	17.19	10.34	9.83	*
Russell Midcap® Growth Index	14.43	22.74	17.12	10.24	8.16	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

The US economy accelerated through 2014, while much of the developed world and emerging markets showed signs of softening. For the twelve-month period ended September 30, 2014, the MSCI All Country World Index (ACWI) returned 11.32% (all returns in USD). The MSCI USA Index outperformed the ACWI, returning 18.60%. The MSCI Europe Index trailed the ACWI, returning 5.82%. The MSCI Emerging Markets Index also trailed, returning 4.30%.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	20.2%	19.3%
Consumer Staples	—	2.4
Energy	5.6	3.7
Financials	4.7	6.1
Healthcare	23.4	21.4
Industrials	16.7	18.5
Information Technology	26.2	23.8
Telecommunication Services	—	0.8
Other assets less liabilities	3.2	4.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Mid Cap Fund – Investor Shares gained 6.04% and Artisan Mid Cap Fund – Institutional Shares gained 6.30%, underperforming the Russell Midcap® Growth and Russell Midcap® indices, which advanced 14.43% and 15.83%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: genetic analysis systems provider Illumina, Inc.; fast-casual Mexican restaurant operator Chipotle Mexican Grill, Inc.; credit card issuer and electronic payments services company Discover Financial Services; biopharmaceutical firm Alexion Pharmaceuticals, Inc.; and branded sports apparel marketer Under Armour, Inc.

Relative detractors to the portfolio included: professional networking website LinkedIn Corp.; industrial gases storage equipment provider Chart Industries, Inc.; data management software applications provider CommVault Systems, Inc.; Chinese travel website Ctrip.com International Ltd.; and casino owner and operator Melco Crown Entertainment Ltd.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including specialty coffee and coffee-brewer provider Keurig Green Mountain, Inc.; industrial sensors and controls manufacturer Sensata Technologies Holding N.V.; multimodal transportation services provider CH Robinson Worldwide, Inc.; over-the-counter and generic prescription drugs manufacturer Perrigo Co. plc; and jewelry retailer Signet Jewelers Ltd. We funded these purchases in part by selling our positions in ARM Holdings plc, Salesforce.com, Inc., Ctrip.com International Ltd., Mettler-Toledo International, Inc. and Chart Industries, Inc.

Artisan Partners Funds	21

ARTISAN MID CAP VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	7.18%	19.63%	14.54%	10.71%	11.63%
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	7.44	n/a	n/a	n/a	14.46
Russell Midcap® Index	15.83	23.79	17.19	10.34	9.80	*
Russell Midcap® Value Index	17.46	24.72	17.24	10.17	10.51	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

US equities hit all-time highs during the twelve-month period ended September 30, 2014, aided by easy monetary policy and gains in corporate profits. US stocks outperformed non-US developed and emerging markets stocks as the US economy continued to expand while China’s economy slowed and the economies of Europe and Japan stagnated. Large caps outperformed mid-cap stocks, which in turn outgained small-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	11.8%	13.5%
Consumer Staples	2.8	3.2
Energy	12.1	10.5
Financials	21.2	21.8
Healthcare	3.8	3.2
Industrials	14.4	12.7
Information Technology	24.0	21.6
Materials	1.2	1.0
Utilities	1.7	4.9
Other assets less liabilities	7.0	7.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Mid Cap Value Fund – Investor Shares gained 7.18% and Artisan Mid Cap Value Fund – Institutional Shares gained 7.44%, underperforming the Russell Midcap® and Midcap® Value indices, which advanced 15.83% and 17.46%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: land-based driller Patterson-UTI Energy, Inc.; semiconductor equipment maker Lam Research Corp.; food retailer Kroger Co.; oil and gas exploration and production company Cimarex Energy Co.; and property insurance provider Allstate Corp.

Relative detractors to the portfolio included: real-time information and analysis provider NeuStar, Inc.; handbags and accessories designer Coach, Inc.; gold producer Kinross Gold Corp.; offshore driller Ensco plc; and toy company Mattel, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including oil and gas producer Denbury Resources, Inc.; database management company Teradata Corp.; media company Gannett Co., Inc.; Internet company IAC/InterActiveCorp; and electric and natural gas utility company Xcel Energy, Inc. We funded these purchases in part by selling our positions in Cimarex Energy Co., Open Text Corp., Broadridge Financial Solutions, Inc., Becton Dickinson and Co. and Autodesk, Inc.

Artisan Partners Funds	23

ARTISAN SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund employs a fundamental investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	-3.22%	18.68%	15.75%	7.92%	8.45%
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	-3.07	n/a	n/a	n/a	13.96
Russell 2000® Index	3.93	21.26	14.29	8.19	9.13	*
Russell 2000® Growth Index	3.79	21.91	15.51	9.03	7.19	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

The US economy accelerated through 2014, while much of the developed world and emerging markets showed signs of softening. For the twelve-month period ended September 30, 2014, the MSCI All Country World Index (ACWI) returned 11.32% (all returns in USD). The MSCI USA Index outperformed the ACWI, returning 18.60%. The MSCI Europe Index trailed the ACWI, returning 5.82%. The MSCI Emerging Markets Index also trailed, returning 4.30%.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	11.7%	17.2%
Consumer Staples	3.1	1.1
Energy	4.5	3.5
Healthcare	20.0	21.0
Industrials	18.4	16.5
Information Technology	37.2	35.8
Other assets less liabilities	5.1	4.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Small Cap Fund – Investor Shares declined 3.22% and Artisan Small Cap Fund – Institutional Shares declined 3.07%, underperforming the Russell 2000® Growth and Russell 2000® indices, which advanced 3.79% and 3.93%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: heating and cooling systems manufacturer Gentherm, Inc.; biopharmaceutical firm Incyte Corp.; medical device firm DexCom, Inc.; machine-vision systems designer Cognex Corp.; and branded footwear and accessories marketer Deckers Outdoor Corp.

Relative detractors to the portfolio included: data management software applications provider CommVault Systems, Inc.; industrial gases storage equipment provider Chart Industries, Inc.; residential and non-residential roofing materials distributor Beacon Roofing Supply, Inc.; fast-casual restaurant chain operator Noodles & Co; and marketing services company Acxiom Corp.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including electrical weapons manufacturer Taser International, Inc.; identity theft protection services provider LifeLock, Inc.; freight transportation services provider Forward Air Corp.; online supply-chain management provider SPS Commerce, Inc.; and fast-casual restaurant chain operator Noodles & Co. We funded these purchases in part by selling our positions in CommVault Systems, Inc., RealPage, Inc., Fortinet, Inc., Fresh Market, Inc. and Dril-Quip, Inc.

Artisan Partners Funds	25

ARTISAN SMALL CAP VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund – Investor Shares (9/29/1997)	-2.33%	11.64%	8.01%	7.39%	9.51%
Artisan Small Cap Value Fund – Institutional Shares (2/1/2012)	-2.11	n/a	n/a	n/a	4.79
Russell 2000® Index	3.93	21.26	14.29	8.19	6.77	*
Russell 2000® Value Index	4.13	20.61	13.02	7.25	8.02	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

US equities hit all-time highs during the twelve-month period ended September 30, 2014, aided by easy monetary policy and gains in corporate profits. US stocks outperformed non-US developed and emerging markets stocks as the US economy continued to expand while China’s economy slowed and the economies of Europe and Japan stagnated. Large caps outperformed mid-cap stocks, which in turn outgained small-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	13.1%	6.5%
Consumer Staples	1.2	3.2
Energy	13.9	17.1
Financials	6.6	9.9
Healthcare	2.8	3.0
Industrials	25.6	24.3
Information Technology	21.2	18.4
Materials	6.4	8.4
Telecommunication Services	0.9	1.2
Utilities	—	0.1
Other assets less liabilities	8.3	7.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Small Cap Value Fund – Investor Shares declined 2.33% and Artisan Small Cap Value Fund – Institutional Shares declined 2.11%, underperforming the Russell 2000® and Russell 2000® Value indices, which advanced 3.93% and 4.13%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: supply chain and transportation solutions provider Ryder System, Inc.; self-service kiosk retailer Outerwall Inc; oil and gas producer Unit Corp.; business intelligence software provider MicroStrategy, Inc.; and oilfield services company Superior Energy Services, Inc.

Relative detractors to the portfolio included: offshore energy services company Gulfmark Offshore, Inc.; offshore energy services company Tidewater, Inc.; oil and gas exploration and production company Approach Resources, Inc.; digital transmission products manufacturer ADTRAN, Inc.; and semiconductor equipment maker Ultratech, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including specialty cellulose fibers producer Rayonier Advanced Materials Inc.; fresh produce company Fresh Del Monte Produce, Inc.; oil and gas exploration and production company Approach Resources, Inc.; electrical energy infrastructure manufacturer Powell Industries, Inc.; and used car dealer America’s Car-Mart, Inc. We funded these purchases in part by selling our positions in Outerwall Inc, WMS Industries, Inc., Kaydon Corp., Sykes Enterprises, Inc. and Towers Watson & Co.

Artisan Partners Funds	27

ARTISAN VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Value Fund employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2014)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2014)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	11.52%	18.50%	13.58%	6.63%
Artisan Value Fund – Institutional Shares (7/26/2011)	11.77	18.81	n/a	12.22
Russell 1000® Index	19.01	23.23	15.90	7.44	*
Russell 1000® Value Index	18.89	23.93	15.26	6.35	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

US equities hit all-time highs during the twelve-month period ended September 30, 2014, aided by easy monetary policy and gains in corporate profits. US stocks outperformed non-US developed and emerging markets stocks as the US economy continued to expand while China’s economy slowed and the economies of Europe and Japan stagnated. Large caps outperformed mid-cap stocks, which in turn outgained small-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2013	9/30/2014
Consumer Discretionary	3.6%	4.9%
Consumer Staples	2.0	4.7
Energy	17.6	16.1
Financials	17.2	20.3
Healthcare	3.4	6.1
Industrials	3.7	2.3
Information Technology	31.0	27.9
Materials	11.8	9.3
Other assets less liabilities	9.7	8.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2014, Artisan Value Fund – Investor Shares gained 11.52% and Artisan Value Fund – Institutional Shares gained 11.77%, underperforming the Russell 1000® and 1000® Value indices, which advanced 19.01% and 18.89%, respectively, over the same period.

Performance of the following stocks had a positive impact relative to the performance of the portfolio during the period: computers, software and peripherals designer and manufacturer Apple, Inc.; energy services provider Baker Hughes, Inc.; chemicals manufacturer LyondellBasell Industries N.V.; railroad operator Union Pacific Corp.; and software developer Microsoft Corp.

Relative detractors to the portfolio included: offshore driller Noble Corp. plc; gold producer Kinross Gold Corp.; gold producer Newmont Mining Corp.; tire manufacturer Cie Generale des Establissements Michelin; and oil and gas exploration and production company Devon Energy Corp.

REGION ALLOCATION

Region	9/30/2013	9/30/2014
Americas	80.0%	81.4%
Europe	3.6	5.6
Emerging Markets	6.7	4.6

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including oil and gas exploration and production company Devon Energy Corp.; oil and gas producer Denbury Resources, Inc.; gold producer Goldcorp, Inc.; pharmacy benefit manager Express Scripts Holding Co.; and investment banking firm Goldman Sachs Group, Inc. We funded these purchases in part by selling our positions in Baker Hughes, Inc., CSX Corp., Cimarex Energy Co., Chevron Corp. and Newmont Mining Corp.

Artisan Partners Funds	29

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

ARGENTINA - 1.2%
Grupo Financiero Galicia S.A. (DR)	159,781	$2,271
YPF S.A. (DR)	66,187	2,448

		4,719
BRAZIL - 8.4%
BR Properties S.A.	412,720	2,192
Cosan S.A. Industria e Comercio	168,500	2,708
GAEC Educacao S.A.(1)(2)	205,600	2,485
GAEC Educacao S.A.	8,900	108
Hypermarcas S.A.(3)	671,138	4,820
Magnesita Refratarios S.A.	656,100	844
Mills Estruturas e Servicos de Engenharia S.A.	280,590	2,052
Petroleo Brasileiro S.A.	1,216,189	8,571
Raia Drogasil S.A.	456,800	3,908
Vale S.A.	594,013	6,516

		34,204
CHILE - 1.6%
ENTEL Chile S.A.	216,438	2,452
SACI Falabella	542,627	4,087

		6,539
CHINA - 17.8%
Ajisen China Holdings Ltd.	5,036,913	3,996
Alibaba Group Holding Ltd. (DR)(3)	76,812	6,825
Chaoda Modern Agriculture Holdings Ltd.(2)(3)(4)	12,474,536	19
China High Precision Automation Group Ltd.(2)(3)(4)	9,066,000	72
China Huishan Dairy Holdings Co., Ltd.	8,893,000	1,970
China Life Insurance Co., Ltd., Class H	3,009,800	8,353
China Petroleum & Chemical Corp., Class H	7,335,453	6,424
China Unicom Hong Kong Ltd.	2,583,500	3,860
Digital China Holdings Ltd.	2,747,460	2,456
GOME Electrical Appliances Holding Ltd.	26,301,288	4,302
Huabao International Holdings Ltd.	8,141,322	6,280
Mindray Medical International Ltd. (DR)	108,006	3,258
Noah Holdings Ltd. (DR)(3)	267,313	3,587
PW Medtech Group Ltd.(3)	6,207,000	3,325
Sino Biopharmaceutical Ltd.	2,496,000	2,494
Sinopharm Group Co., Ltd., Class H	1,390,100	5,075
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,532,015	9,799

		72,095
EGYPT - 1.2%
Commercial International Bank Egypt S.A.E.	282,746	1,985
Egyptian Financial Group-Hermes Holding(3)	1,178,927	3,064

		5,049

GREECE - 1.5%
Alpha Bank AE(3)	3,460,216	$2,683
JUMBO S.A.(3)	256,938	3,249

		5,932
HONG KONG - 1.2%
AIA Group Ltd.	926,865	4,792

INDIA - 8.4%
Aurobindo Pharma Ltd.	207,317	3,254
Hindalco Industries Ltd.	1,472,037	3,722
ICICI Bank Ltd.	221,428	5,135
Mahindra & Mahindra Ltd.	188,073	4,139
Reliance Industries Ltd.	391,808	5,989
State Bank of India	88,120	3,487
Tech Mahindra Ltd.	204,750	8,241

		33,967
INDONESIA - 3.2%
Astra International Tbk PT	7,732,170	4,474
Bank Negara Indonesia Persero Tbk PT	11,192,118	5,075
Indofood CBP Sukses Makmur Tbk PT	3,696,800	3,443

		12,992
ITALY - 1.0%
Tenaris S.A. (DR)	87,853	4,002

KENYA - 0.9%
Safaricom Ltd.	23,884,800	3,464

KOREA - 11.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	131,995	2,539
E-Mart Co., Ltd.	17,059	3,726
KB Financial Group, Inc.	180,147	6,581
Kia Motors Corp.	143,594	7,308
Samsung Electronics Co., Ltd.	12,230	13,722
Samsung Heavy Industries Co., Ltd.	136,776	3,273
Shinhan Financial Group Co., Ltd.	197,785	9,109

		46,258
MALAYSIA - 0.7%
AirAsia BHD	3,852,000	2,971

MEXICO - 3.9%
Alsea S.A.B. de C.V.(3)	838,348	2,647
Grupo Televisa S.A.B., Series CPO	734,899	4,987
Infraestructura Energetica Nova S.A.B. de C.V.	720,293	4,400
OHL Mexico S.A.B. de C.V.(3)	1,387,521	3,766

		15,800

30	Artisan Partners Funds

	Shares Held	Value

PANAMA - 1.0%
Copa Holdings S.A., Class A(5)	39,045	$4,189

PERU - 0.9%
Cementos Pacasmayo SAA (DR)	88,248	790
Grana y Montero S.A. (DR)	200,439	3,010

		3,800
PORTUGAL - 0.8%
Mota-Engil SGPS S.A.	470,890	3,041

RUSSIA - 6.2%
Alrosa AO(4)	2,958,762	2,653
DIXY Group(3)(4)	156,508	1,644
LSR Group (DR)	616,244	2,256
Lukoil OAO (DR)	127,419	6,498
MMC Norilsk Nickel OJSC (DR)	204,575	3,815
Mobile Telesystems OJSC(2)(4)	548,101	3,363
Polymetal International plc	357,584	2,991
Sberbank of Russia(4)	1,012,249	1,931

		25,151
SOUTH AFRICA - 4.5%
FirstRand Ltd.	797,567	3,041
Impala Platinum Holdings Ltd.(3)	432,881	3,338
Naspers Ltd., Class N	70,357	7,764
Woolworths Holdings Ltd.	660,488	4,092

		18,235
SWITZERLAND - 1.1%
Dufry AG(3)	28,672	4,373

TAIWAN - 12.8%
CTBC Financial Holding Co., Ltd.	11,817,653	7,944
E Ink Holdings, Inc.(3)	3,061,000	1,731
Hon Hai Precision Industry Co., Ltd.	4,421,238	13,953
MediaTek, Inc.	537,794	7,964
Taiwan Fertilizer Co., Ltd.	1,594,000	2,636
Taiwan Semiconductor Manufacturing Co., Ltd.	4,453,647	17,569

		51,797
THAILAND - 2.3%
Advanced Info Service PCL (DR)	431,500	2,994
Bangkok Bank PCL (DR)	1,022,200	6,431

		9,425
TURKEY - 0.8%
Turkiye Sinai Kalkinma Bankasi AS	3,929,955	3,314

UNITED ARAB EMIRATES - 1.0%
DAMAC Real Estate Development Ltd. 144A (DR)(4)	172,143	3,271

Emaar Malls Group PJSC(3)(4)	1,244,503	982

		4,253

UNITED KINGDOM - 1.1%
Al Noor Hospitals Group plc	259,562	$4,284

Total common stocks (Cost $350,155)		384,646

PREFERRED STOCKS - 3.3%

BRAZIL - 0.8%
Itau Unibanco Holding S.A.(5)	231,314	3,201

KOREA - 2.5%
Samsung Electronics Co., Ltd.(5)	12,022	10,230

Total preferred stocks (Cost $14,433)		13,431
	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)(4)	$372	$2

Total convertible debentures (Cost $127)		2

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $10,195 (Cost $10,195)(6)	10,195	10,195

Total investments - 100.7% (Cost $374,910)		408,274

Other assets less liabilities - (0.7)%		(2,923)

Total net assets - 100.0%(7)		$405,351

†	Amount rounds to less than 0.1%.
(1)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/13	$1,739	$2,485	0.6%

(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $5,941, or 1.5% of total net assets.

(3)	Non-income producing security.

Artisan Partners Funds	31

(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $13,937, or 3.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.750%	9/30/2019	$10,399

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$58,013	14.3%
Consumer Staples	19,530	4.8
Energy	36,640	9.0
Financials	90,685	22.4
Health Care	21,690	5.4
Industrials	34,640	8.5
Information Technology	82,763	20.4
Materials	33,585	8.3
Telecommunication Services	16,133	4.0
Utilities	4,400	1.1
Short-term investments	10,195	2.5

Total investments	$408,274	100.7%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$37,407	9.2%
British pound	7,275	1.8
Chilean peso	6,539	1.6
Egyptian pound	5,049	1.2
Euro	8,973	2.2
Hong Kong dollar	63,217	15.5
Indian rupee	33,967	8.3
Indonesian rupiah	12,992	3.2
Kenyan shilling	3,464	0.8
Korean won	56,488	13.8
Malaysian ringgit	2,971	0.7
Mexican peso	15,800	3.9
South African rand	18,235	4.5
Swiss franc	4,373	1.1
Taiwan dollar	51,797	12.7
Thai baht	9,425	2.3
Turkish lira	3,314	0.8
U.S. dollar	66,006	16.2
UAE dirham	982	0.2

Total investments	$408,274	100.0%

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4.3
Hon Hai Precision Industry Co., Ltd.	Taiwan	3.4
Zhuzhou CSR Times Electric Co., Ltd.	China	2.4
Shinhan Financial Group Co., Ltd.	Korea	2.3
Petroleo Brasileiro S.A.	Brazil	2.1
China Life Insurance Co., Ltd.	China	2.1
Tech Mahindra Ltd.	India	2.0
MediaTek, Inc.	Taiwan	2.0
CTBC Financial Holding Co., Ltd.	Taiwan	2.0

Total		28.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

CAMBODIA - 1.5%
NagaCorp Ltd.	4,828,000	$3,469

CHINA - 11.0%
Alibaba Group Holding Ltd. (DR)(1)	1,802	160
Baidu, Inc. (DR)(1)	11,267	2,459
Beijing Enterprises Water Group Ltd.(1)	6,574,000	4,419
China Everbright International Ltd.	2,683,000	3,545
China Mobile Ltd.	405,000	4,676
China Oil & Gas Group Ltd.(2)	44,698,000	7,196
Industrial & Commercial Bank of China Ltd., Class H	3,920,000	2,438
Labixiaoxin Snacks Group Ltd.(1)	7,248,557	1,018

		25,911
FINLAND - 3.2%
Huhtamaki Oyj	274,922	7,549

FRANCE - 0.5%
Technip S.A.	13,257	1,115

GERMANY - 4.3%
Bayer AG	3,707	519
CTS Eventim AG & Co., KGaA	131,755	3,723
Linde AG	13,442	2,583
Wirecard AG	91,621	3,386

		10,211
HONG KONG - 4.3%
AIA Group Ltd.	1,000,595	5,174
Sands China Ltd.	504,800	2,633
SPT Energy Group, Inc.	6,772,000	2,363

		10,170
INDIA - 0.7%
Kaveri Seed Co., Ltd.	127,268	1,677

IRELAND - 0.1%
Glanbia plc	24,180	349

JAPAN - 1.9%
Toyota Motor Corp.	74,400	4,384

MEXICO - 2.2%
Grupo Televisa S.A.B. (DR)	153,065	5,186

NETHERLANDS - 2.4%
ASML Holding N.V.	57,315	$5,706

PHILIPPINES - 0.8%
LT Group, Inc.	5,760,500	2,008

SWEDEN - 0.4%
Sanitec Corp.(1)	91,912	850

SWITZERLAND - 4.1%
Cembra Money Bank AG	76,411	4,362
Nestle S.A.	27,113	1,995
Swatch Group AG	3,192	1,518
Tecan Group AG	17,571	1,850

		9,725
TAIWAN - 3.4%
Ginko International Co., Ltd.	602,000	8,114

UNITED KINGDOM - 7.4%
Barratt Developments plc	712,870	4,578
BT Group plc	264,141	1,625
Diageo plc	17,648	511
Johnson Matthey plc	13,546	641
Rolls-Royce Holdings plc(1)	132,915	2,078
SABMiller plc	52,589	2,923
Synergy Health plc	215,498	5,118

		17,474
UNITED STATES - 49.0%
Advance Auto Parts, Inc.	20,743	2,703
Alkermes plc(1)	26,549	1,138
American Express Co.	52,362	4,584
Biogen Idec, Inc.(1)	7,496	2,480
BioMarin Pharmaceutical, Inc.(1)	51,552	3,720
Bristol-Myers Squibb Co.	75,881	3,884
Celgene Corp.(1)	85,331	8,088
Church & Dwight Co., Inc.	72,634	5,096
Cognizant Technology Solutions Corp., Class A(1)	53,016	2,373
Comcast Corp., Class A	181,451	9,758
Cooper Cos., Inc.	15,139	2,358
Discovery Communications, Inc.(1)(3)	46,322	1,727
Discovery Communications, Inc., Class A(1)	63,263	2,391
Gilead Sciences, Inc.(1)	87,320	9,295
Google, Inc. Class A(1)	5,134	3,021
Google, Inc. Class C(1)(3)	5,134	2,964
Intercept Pharmaceuticals, Inc.(1)	10,811	2,559
JPMorgan Chase & Co.	51,758	3,118

Artisan Partners Funds	33

	Shares Held	Value
UNITED STATES (CONTINUED)
Liberty Global plc, Class A(1)	74,618	$3,174
Liberty Global plc, Series C(1)(3)	76,815	3,151
Marsh & McLennan Cos., Inc.	163,739	8,570
Mastercard, Inc., Class A	68,906	5,094
Medivation, Inc. (1)	71,190	7,039
Michael Kors Holdings Ltd. (1)	79,051	5,643
TJX Cos., Inc.	93,350	5,523
Walt Disney Co.	50,477	4,494
Willis Group Holdings plc	44,571	1,845

		115,790

Total common stocks (Cost $215,759)		229,688
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $4,560 (Cost $4,560)(4)	$4,560	$4,560

Total investments - 99.1% (Cost $220,319)		234,248

Other assets less liabilities - 0.9%		2,022

Total net assets - 100.0%(5)		$236,270

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.125%	6/30/2021	$4,655

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$64,055	27.1%
Consumer Staples	15,577	6.6
Energy	3,478	1.5
Financials	30,091	12.7
Health Care	56,162	23.8
Industrials	6,473	2.7
Information Technology	25,163	10.6
Materials	10,773	4.6
Telecommunication Services	6,301	2.7
Utilities	11,615	4.9
Short-term investments	4,560	1.9

Total investments	$234,248	99.1%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$17,474	7.5%
Euro	24,930	10.6
Hong Kong dollar	36,931	15.8
Indian rupee	1,677	0.7
Japanese yen	4,384	1.9
Philippine peso	2,008	0.8
Swedish krona	850	0.4
Swiss franc	9,725	4.1
Taiwan dollar	8,114	3.5
U.S. dollar	128,155	54.7

Total investments	$234,248	100.0%

34	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Comcast Corp.	United States	4.1%
Gilead Sciences, Inc.	United States	3.9
Marsh & McLennan Cos., Inc.	United States	3.6
Ginko International Co., Ltd.	Taiwan	3.5
Celgene Corp.	United States	3.4
Huhtamaki Oyj	Finland	3.2
China Oil & Gas Group Ltd.	China	3.1
Medivation, Inc.	United States	3.0
Liberty Global plc	United States	2.7
Google, Inc.	United States	2.5

Total		33.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.2%

AUSTRALIA - 2.0%
James Hardie Industries plc (DR)	2,217,035	$23,235

BRAZIL - 2.7%
BR Malls Participacoes S.A.	1,925,100	15,203
Raia Drogasil S.A.	1,841,000	15,749

		30,952
CANADA - 1.5%
Tourmaline Oil Corp.(1)	391,297	17,340

CHINA - 4.8%
Alibaba Group Holding Ltd. (DR)(1)	108,640	9,653
Baidu, Inc. (DR)(1)	106,244	23,185
Tencent Holdings Ltd.	1,577,900	23,430

		56,268
FRANCE - 4.0%
Eurofins Scientific SE	56,912	14,736
Sanofi	276,140	31,237

		45,973
GERMANY - 0.1%
Zalando SE(1)(2)	39,556	1,074

HONG KONG - 3.0%
Hong Kong Exchanges and Clearing Ltd.	967,077	20,837
Sands China Ltd.	2,596,400	13,542

		34,379
ITALY - 0.8%
Moncler S.p.A.	615,755	8,788

JAPAN - 3.2%
FANUC Corp.	205,802	37,173

MEXICO - 2.6%
Infraestructura Energetica Nova S.A.B. de C.V.	2,836,147	17,324
TF Administradora Industrial S de RL de C.V.(1)	5,797,781	12,774

		30,098
RUSSIA - 0.9%
Magnit OJSC (DR)	182,599	10,547

SWEDEN - 4.4%
Hexagon AB, Class B	1,596,834	50,676

TAIWAN - 1.7%
Hermes Microvision, Inc.	350,000	$14,613
MediaTek, Inc.	387,600	5,740

		20,353
UNITED KINGDOM - 8.0%
Associated British Foods plc	149,607	6,498
Direct Line Insurance Group plc	5,954,894	28,401
Intertek Group plc	310,496	13,193
Markit Ltd.(1)	360,044	8,407
Rotork plc	547,745	24,553
Weir Group plc	299,032	12,129

		93,181
UNITED STATES - 54.5%
Abbott Laboratories	426,021	17,718
Amazon.com, Inc.(1)	36,910	11,901
Anadarko Petroleum Corp.	332,339	33,712
Apple, Inc.	192,167	19,361
Applied Materials, Inc.	2,531,213	54,699
Biogen Idec, Inc.(1)	131,706	43,570
Chipotle Mexican Grill, Inc.(1)	21,341	14,226
Discover Financial Services	587,878	37,853
EQT Corp.	117,577	10,763
Facebook, Inc., Class A(1)	358,196	28,312
Google, Inc. Class A(1)	66,532	39,148
Google, Inc. Class C(1)(3)	66,532	38,413
IHS, Inc., Class A(1)(4)	496,795	62,194
Illumina, Inc.(1)	156,238	25,610
Keurig Green Mountain, Inc.	147,938	19,251
Monsanto Co.	174,961	19,685
Regeneron Pharmaceuticals, Inc.(1)	174,356	62,859
Starbucks Corp.	392,959	29,653
Visa, Inc., Class A	109,499	23,364
Walt Disney Co.	169,874	15,124
Workday, Inc., Class A(1)	303,442	25,034

		632,450

Total common stocks (Cost $898,983)		1,092,487

36	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $66,725 (Cost $66,725)(5)	$66,725	$66,725

Total investments - 100.0% (Cost $965,708)		1,159,212

Other assets less liabilities - 0.0%†		496

Total net assets - 100.0%(6)		$1,159,708

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,074, or 0.1% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.250%	3/31/2021	$68,063

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$102,715	8.8%
Consumer Staples	52,045	4.5
Energy	61,815	5.3
Financials	115,068	9.9
Health Care	195,730	16.9
Industrials	149,242	12.9
Information Technology	355,628	30.7
Materials	42,920	3.7
Utilities	17,324	1.5
Short-term investments	66,725	5.8

Total investments	$1,159,212	100.0%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$23,235	2.0%
Brazilian real	30,952	2.7
British pound	84,774	7.3
Canadian dollar	17,340	1.5
Euro	55,835	4.8
Hong Kong dollar	57,809	5.0
Japanese yen*	37,173	3.2
Mexican peso	30,098	2.6
Swedish krona	50,676	4.4
Taiwan dollar	20,353	1.7
U.S. dollar	750,967	64.8

Total investments	$1,159,212	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation
		Deliver		Receive
State Street Bank and Trust Company	2/13/2015	JPY	1,988,630	USD	19,477	$1,319
State Street Bank and Trust Company	2/13/2015	JPY	70,182	USD	664	23

						$1,342

JPY - Japanese yen

USD - U.S. dollar

Artisan Partners Funds	37

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Google, Inc.	United States	6.7%
Regeneron Pharmaceuticals, Inc.	United States	5.4
IHS, Inc.	United States	5.4
Applied Materials, Inc.	United States	4.7
Hexagon AB	Sweden	4.4
Biogen Idec, Inc.	United States	3.7
Discover Financial Services	United States	3.3
FANUC Corp.	Japan	3.2
Anadarko Petroleum Corp.	United States	2.9
Sanofi	France	2.7

Total		42.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 89.9%

BRAZIL - 2.5%
Qualicorp S.A.(1)	423,500	$4,191

CAMBODIA - 2.2%
NagaCorp Ltd.	5,050,000	3,629

CHINA - 10.7%
21Vianet Group, Inc. (DR)(1)	311,325	5,604
Beijing Enterprises Water Group Ltd.(1)	3,130,000	2,104
Biostime International Holdings Ltd.	790,500	2,474
China Oil & Gas Group Ltd.(2)	39,460,000	6,353
CT Environmental Group Ltd.	482,630	413
Labixiaoxin Snacks Group Ltd.(1)	5,792,000	813

		17,761
COLOMBIA - 0.7%
Cemex Latam Holdings S.A.(1)	125,171	1,113

FINLAND - 4.6%
Huhtamaki Oyj	275,912	7,576

FRANCE - 4.8%
Akka Technologies S.A.	26,091	883
Innate Pharma S.A.(1)	274,380	2,679
Naturex	66,009	4,377

		7,939
GERMANY - 8.1%
Bertrandt AG	30,952	3,960
Stroeer Media AG	427,869	9,431

		13,391
GREECE - 1.0%
JUMBO S.A.(1)	134,723	1,703

HONG KONG - 1.3%
SPT Energy Group, Inc.	6,322,000	2,206

INDIA - 1.5%
Cera Sanitaryware Ltd., Equity-Linked Security(3)(4)(5)(6)	37,988	993
Kaveri Seed Co., Ltd., Equity-Linked Security(3)(4)(5)(6)	120,452	1,588

		2,581
ISRAEL - 2.9%
Sarine Technologies Ltd.	2,041,000	4,880
JAPAN - 0.3%
Sugi Holdings Co., Ltd.	10,700	$449

MALAYSIA - 2.5%
Oldtown Bhd(2)	4,636,475	2,516
Power Root Bhd	2,821,200	1,608

		4,124
SINGAPORE - 8.0%
Overseas Education Ltd.	7,564,000	5,336
SIIC Environment Holdings Ltd.(1)	59,016,000	7,911

		13,247
SWEDEN - 1.3%
Sanitec Corp.(1)	233,776	2,163

SWITZERLAND - 5.0%
Burckhardt Compression Holding AG	4,876	2,255
Cembra Money Bank AG	65,143	3,719
Tecan Group AG	22,853	2,405

		8,379
TAIWAN - 4.5%
Cleanaway Co., Ltd.	162,000	812
Ginko International Co., Ltd.	494,000	6,658

		7,470
THAILAND - 0.1%
Big C Supercenter PCL (DR)	25,200	180

UNITED KINGDOM - 14.2%
Cambian Group plc(1)	1,334,811	4,522
Carpetright plc(1)	521,091	3,126
Rathbone Brothers plc	92,083	2,847
Synergy Health plc	305,656	7,259
Victrex plc	222,576	5,795

		23,549
UNITED STATES - 13.7%
Church & Dwight Co., Inc.	47,468	3,330
Headwaters, Inc.(1)	226,917	2,846
Interpublic Group of Cos., Inc.	170,510	3,124
MusclePharm Corp.(1)	259,532	3,426
Norcraft Cos., Inc.(1)	128,709	2,053
PerkinElmer, Inc.	34,897	1,521
SLM Corp.	264,041	2,260
Wesco Aircraft Holdings, Inc.(1)	241,909	4,209

		22,769

Total common stocks and equity-linked securities (Cost $159,223)		149,300

Artisan Partners Funds	39

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $13,464 (Cost $13,464)(7)	$13,464	$13,464

Total investments - 98.0% (Cost $172,687)		162,764

Other assets less liabilities - 2.0%		3,348

Total net assets - 100.0%(8)		$166,112

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Cera Sanitaryware Ltd.	7/25/14- 8/12/14	$865	$993	0.6%
Kaveri Seed Co., Ltd.	6/26/13- 5/8/14	586	1,588	0.9

Total			$2,581	1.5%

(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,581, or 1.5% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Non-voting shares.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.250%	4/30/2021	$13,738

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$30,871	18.6%
Consumer Staples	20,761	12.5
Energy	2,206	1.3
Financials	8,826	5.3
Health Care	24,713	14.9
Industrials	22,208	13.4
Information Technology	5,604	3.4
Materials	17,330	10.4
Utilities	16,781	10.1
Short-term investments	13,464	8.1

Total investments	$162,764	98.0%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,191	2.6%
British pound	23,549	14.5
Colombian peso	1,113	0.7
Euro	30,609	18.8
Hong Kong dollar	17,992	11.1
Japanese yen	449	0.3
Malaysian ringgit	4,124	2.5
Singapore dollar	18,127	11.1
Swedish krona	2,163	1.3
Swiss franc	8,379	5.1
Taiwan dollar	7,470	4.6
Thai baht	180	0.1
U.S. dollar	44,418	27.3

Total investments	$162,764	100.0%

40	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Stroeer Media AG	Germany	5.7%
SIIC Environment Holdings Ltd.	Singapore	4.8
Huhtamaki Oyj	Finland	4.5
Synergy Health plc	United Kingdom	4.4
Ginko International Co., Ltd.	Taiwan	4.0
China Oil & Gas Group Ltd.	China	3.8
Victrex plc	United Kingdom	3.5
21Vianet Group, Inc.	China	3.4
Overseas Education Ltd.	Singapore	3.2
Sarine Technologies Ltd.	Israel	2.9

Total		40.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.9%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	352,432	$32,299

CANADA - 2.4%
Imperial Oil Ltd.	970,746	45,861

CHINA - 0.4%
Tianhe Chemicals Group Ltd.(1)(2)(3)	29,898,000	7,116

DENMARK - 2.9%
Carlsberg AS, Class B	318,409	28,310
ISS AS(1)	984,056	26,682

		54,992
FRANCE - 1.0%
Vivendi S.A.(1)	741,848	17,915

JAPAN - 1.2%
Kao Corp.	502,900	19,610
Tokyo Electron Ltd.	30,800	2,010

		21,620
KOREA - 4.0%
Kia Motors Corp.	605,496	30,813
Samsung Electronics Co., Ltd.	39,320	44,117

		74,930
NETHERLANDS - 2.4%
ING Groep N.V. (DR)(1)	2,940,130	42,000
TNT Express N.V.	517,543	3,278

		45,278
NORWAY - 1.3%
Orkla ASA	2,610,395	23,606

SWITZERLAND - 5.5%
ABB Ltd.(1)	540,840	12,168
Adecco S.A.(1)	498,697	33,875
Novartis AG	601,007	56,752
Pargesa Holding S.A.	7,583	604

		103,399
UNITED KINGDOM - 14.5%
AMEC plc	1,561,781	27,952
Compass Group plc	2,544,519	41,106
Diageo plc	784,130	22,691
Lloyds Banking Group plc(1)	28,988,342	36,124
Royal Bank of Scotland Group plc(1)	11,419,335	68,163
UNITED KINGDOM (CONTINUED)
Serco Group plc	1,395,590	$6,473
TESCO plc	12,904,504	38,953
TSB Banking Group plc(1)	790,116	3,561
Unilever plc (DR)	614,699	25,756

		270,779
UNITED STATES - 52.6%
Accenture plc, Class A	233,439	18,983
American Express Co.	504,535	44,167
Aon plc	442,143	38,763
Applied Materials, Inc.	1,874,256	40,503
ARAMARK	45,142	1,187
Arch Capital Group Ltd.(1)(4)	958,157	52,430
Bank of New York Mellon Corp.	1,912,663	74,077
Chubb Corp.	447,176	40,729
Cisco Systems, Inc.	2,105,878	53,005
Citigroup, Inc.	1,093,964	56,689
Citizens Financial Group, Inc.(1)	1,309,584	30,671
Flextronics International Ltd.(1)	1,521,104	15,698
Google, Inc. Class A (1)	30,047	17,680
Google, Inc. Class C(1)(5)	20,400	11,778
Johnson & Johnson	566,572	60,391
Marsh & McLennan Cos., Inc.	964,469	50,480
Mastercard, Inc., Class A	491,724	36,348
Medtronic, Inc.	863,837	53,515
Microsoft Corp.	1,567,679	72,678
Oracle Corp.	2,296,270	87,901
Progressive Corp.	1,141,905	28,867
QUALCOMM, Inc.	628,663	47,005
TE Connectivity Ltd.	865,284	47,842

		981,387

Total common stocks (Cost $1,472,133)		1,679,182

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $193,139 (Cost $193,139)(6)	$193,139	$193,139

Total investments - 100.3% (Cost $1,665,272)		1,872,321

Other assets less liabilities - (0.3)%		(5,141)

Total net assets - 100.0%(7)		$1,867,180

42	Artisan Partners Funds

(1)	Non-income producing security.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $7,116, or 0.4% of total net assets.

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,116, or 0.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	3.625%	2/15/2021	$197,007

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$73,106	3.9%
Consumer Staples	158,926	8.5
Energy	73,813	4.0
Financials	599,624	32.1
Health Care	170,658	9.1
Industrials	82,476	4.4
Information Technology	495,548	26.5
Materials	7,116	0.4
Telecommunication Services	17,915	1.0
Short-term investments	193,139	10.4

Total investments	$1,872,321	100.3%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$245,023	13.1%
Canadian dollar	45,861	2.4
Danish krone	54,992	2.9
Euro	95,492	5.1
Hong Kong dollar	7,116	0.4
Japanese yen*	21,620	1.2
Korean won	74,930	4.0
Norwegian krone	23,606	1.3
Swiss franc	103,399	5.5
U.S. dollar	1,200,282	64.1

Total investments	$1,872,321	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	2/13/2015	JPY	2,124,042	USD	20,803	$1,409
State Street Bank and Trust Company	2/13/2015	JPY	131,411	USD	1,266	66
State Street Bank and Trust Company	2/13/2015	USD	1,246	JPY	132,526	(36)
State Street Bank and Trust Company	2/13/2015	USD	1,208	JPY	131,113	(10)

						$1,429

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	4.7%
Bank of New York Mellon Corp.	United States	4.0
Microsoft Corp.	United States	3.9
Royal Bank of Scotland Group plc	United Kingdom	3.7
Johnson & Johnson	United States	3.2
Novartis AG	Switzerland	3.0
Citigroup, Inc.	United States	3.0
Medtronic, Inc.	United States	2.9
Cisco Systems, Inc.	United States	2.8
Arch Capital Group Ltd.	United States	2.8

Total		34.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Principal Amount (000s)	Value
CORPORATE BONDS - 67.4%

AGRICULTURE - 1.2%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)	$5,600	$5,978

AUTO MANUFACTURERS - 0.9%
General Motors Co., 6.25%, 10/02/2043	4,000	4,680

BEVERAGES - 1.3%
Constellation Brands, Inc., 6.00%, 5/01/2022	6,000	6,540

BUILDING MATERIALS - 4.4%
Ply Gem Industries, Inc., 6.50%, 2/01/2022	9,500	9,025
6.50%, 2/01/2022(1)	4,000	3,800
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/01/2020(1)	9,000	9,450

		22,275
CHEMICALS - 2.2%
Momentive Performance Materials, Inc., 10.00%, 10/15/2020	2,000	1,725
Rayonier AM Products, Inc., 5.50%, 6/01/2024(1)	9,915	9,444

		11,169
COMMERCIAL SERVICES - 5.4%
Alliance Data Systems Corp., 5.38%, 8/01/2022(1)	5,000	4,850
6.38%, 4/01/2020(1)	5,000	5,150
Anna Merger Sub, Inc., 7.75%, 10/01/2022(1)	12,000	12,060
Hertz Corp., 6.25%, 10/15/2022	5,000	5,062

		27,122
COMPUTERS - 0.2%
SunGard Availability Services Capital, Inc., 8.75%, 4/01/2022(1)	1,500	1,118

DIVERSIFIED FINANCIAL SERVICES - 1.1%
General Motors Financial Co., Inc., 4.38%, 9/25/2021	1,000	1,023
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/01/2022(1)	5,000	4,825

		5,848
ELECTRONICS - 2.4%
Zebra Technologies Corp., 7.25%, 10/15/2022(1)(2)	12,000	12,000

ENGINEERING & CONSTRUCTION - 1.6%
AECOM Technology Corp., 5.75%, 10/15/2022(1)(3)	2,000	2,020
5.88%, 10/15/2024(1)(3)	2,000	2,030
MasTec, Inc., 4.88%, 3/15/2023	4,500	4,241

		8,291
ENTERTAINMENT - 0.1%
Cinemark USA, Inc., 5.13%, 12/15/2022	408	401

FOOD - 1.2%
Simmons Foods, Inc., 7.88%, 10/01/2021(1)(3)	4,000	3,960
WhiteWave Foods Co., 5.38%, 10/01/2022	2,000	2,020

		5,980
HEALTHCARE-PRODUCTS - 1.7%
Biomet, Inc., 6.50%, 10/01/2020	8,000	8,400

HEALTHCARE-SERVICES - 2.7%
Envision Healthcare Corp., 5.13%, 7/01/2022(1)	1,000	985
HCA, Inc., 6.50%, 2/15/2020	2,500	2,728
MedImpact Holdings, Inc., 10.50%, 2/01/2018(1)	7,000	7,489
WellCare Health Plans, Inc., 5.75%, 11/15/2020	2,500	2,544

		13,746
HOLDING COMPANIES-DIVERSIFIED - 5.4%
Opal Acquisition, Inc., 8.88%, 12/15/2021(1)	26,315	27,170

INSURANCE - 6.2%
Onex York Acquisition Corp., 8.50%, 10/01/2022(1)(3)	22,000	21,862
USI, Inc., 7.75%, 1/15/2021(1)	9,500	9,453

		31,315
MEDIA - 9.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 3/15/2021	10,500	10,290
5.75%, 9/01/2023	8,020	7,980
6.50%, 4/30/2021	2,000	2,085
6.63%, 1/31/2022	2,000	2,100
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020	2,000	2,075
CSC Holdings LLC, 5.25%, 6/01/2024(1)	2,000	1,920
DISH DBS Corp., 5.00%, 3/15/2023	3,000	2,878
5.88%, 7/15/2022	5,000	5,100
6.75%, 6/01/2021	1,000	1,075
7.88%, 9/01/2019	1,000	1,130

44	Artisan Partners Funds

	Principal Amount (000s)		Value
MEDIA (CONTINUED)
Gannett Co., Inc., 4.88%, 9/15/2021(1)		$1,000	$967
5.50%, 9/15/2024(1)		1,000	985
Numericable Group S.A., 4.88%, 5/15/2019(1)		2,000	1,975
6.25%, 5/15/2024(1)		4,000	3,990
Sinclair Television Group, Inc., 5.63%, 8/01/2024(1)		1,000	963
Sirius XM Radio, Inc., 4.25%, 5/15/2020(1)		2,000	1,915

			47,428
MINING - 0.1%
FMG Resources Pty Ltd., 6.88%, 4/01/2022(1)		750	763

OIL & GAS - 5.0%
Antero Resources Corp., 5.13%, 12/01/2022(1)		7,000	6,807
California Resources Corp.,
5.50%, 9/15/2021(1)(3)		2,000	2,030
6.00%, 11/15/2024(1)(3)		5,000	5,138
Ultra Petroleum Corp., 6.13%, 10/01/2024(1)		8,000	7,640
Warren Resources, Inc., 9.00%, 8/01/2022(1)		4,000	3,910

			25,525
PHARMACEUTICALS - 3.4%
Catamaran Corp., 4.75%, 3/15/2021		4,725	4,545
Valeant Pharmaceuticals International, 6.38%, 10/15/2020(1)		5,000	5,137
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018(1)		7,000	7,385

			17,067
RETAIL - 2.4%
Group 1 Automotive, Inc., 5.00%, 6/01/2022(1)		6,000	5,805
Sonic Automotive, Inc., 5.00%, 5/15/2023		6,500	6,208

			12,013
SOFTWARE - 1.5%
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/01/2021(1)		7,500	7,425

TELECOMMUNICATIONS - 7.6%
Altice S.A., 7.75%, 5/15/2022(1)		12,500	12,906
Intelsat Jackson Holdings S.A.,
5.50%, 8/01/2023		4,500	4,298
6.63%, 12/15/2022		1,000	1,015
Play Topco S.A., PIK, 7.75%, 2/28/2020(1)	EUR	7,000	8,665
Sprint Communications, Inc., 7.00%, 8/15/2020		$5,000	5,212
TELECOMMUNICATIONS (CONTINUED)
T-Mobile USA, Inc.,
6.00%, 3/01/2023		2,000	2,000
6.38%, 3/01/2025		4,500	4,489

			38,585

Total Corporate Bonds (Cost $346,980)			340,839

BANK LOANS - 28.3%(4)

AEROSPACE/DEFENSE - 1.4%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022		7,000	6,947

BUILDING MATERIALS - 0.4%
GYP Holdings III Corp. Second Lien Term Loan, 7.75%, 4/01/2022		2,250	2,239

CHEMICALS - 1.2%
Emerald Performance Materials, LLC Second Lien Term Loan, 7.75%, 8/01/2022		2,000	1,984
Verdesian Life Sciences, LLC Term Loan, 6.00%, 7/01/2020(5)		3,950	3,920

			5,904
COMMERCIAL SERVICES - 1.7%
Envision Acquisition Co., LLC Second Lien Term Loan, 11.00%, 11/04/2021		4,000	4,000
Laureate Education, Inc., 5.00%, 6/16/2016		5,320	4,785

			8,785
DIVERSIFIED FINANCIAL SERVICES - 3.5%
RCS Capital Corp. Second Lien Term Loan, 10.50%, 4/29/2021(5)		1,000	1,015
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022		17,000	16,816

			17,831
FOREST PRODUCTS & PAPER - 0.2%
Ranpak Corp. Second Lien Term Loan, 8.25%, 9/17/2022		1,000	995

HEALTHCARE-PRODUCTS - 1.4%
Phillips-Medisize Corp. Second Lien Term Loan, 8.25%, 6/16/2022		7,000	6,912

HEALTHCARE-SERVICES - 1.3%
CDRH Parent, Inc. Second Lien Term Loan, 9.00%, 7/01/2022		5,000	4,850
Healogics, Inc. First Lien Term Loan, 5.25%, 7/01/2021		2,000	1,980

			6,830

Artisan Partners Funds	45

	Principal Amount (000s)	Value
INTERNET - 1.5%
iParadigms Holdings, LLC Second Lien Term Loan, 8.25%, 7/31/2022(5)	$7,500		$7,425

INVESTMENT COMPANIES - 1.5%
AssuredPartners Capital, Inc. Second Lien Term Loan, 7.75%, 4/02/2022	8,000		7,880

OIL & GAS SERVICES - 3.3%
Cactus Wellhead, LLC Term Loan, 7.00%, 7/31/2020(5)	8,000		7,840
RGL Reservoir Operations Inc. First Lien Term Loan, 6.00%, 8/14/2021	9,000		8,895

			16,735
PACKAGING & CONTAINERS - 0.6%
CD&R Millennium Holdco 6 S.a.r.l. Second Lien Term Loan, 8.25%, 7/31/2022	3,000		2,965

PHARMACEUTICALS - 1.0%
PharMedium Healthcare Corp. Second Lien Term Loan, 7.75%, 1/28/2022	5,360		5,293

RETAIL - 0.9%
Portillo’s Holdings, LLC Second Lien Term Loan, 8.00%, 8/01/2022(5)	2,500		2,481
TGI Friday’s Inc. Second Lien Term Loan, 9.25%, 7/15/2021	2,000		1,988

			4,469
SOFTWARE - 8.4%
Ascend Learning, LLC Second Lien Term Loan, 9.50%, 11/30/2020 (5)	7,000		7,000
Flexera Software LLC Second Lien Term Loan, 8.00%, 4/02/2021	7,500		7,275
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/09/2022	23,500		22,942
TriZetto Group, Inc. Second Lien Term Loan D, 8.50%, 3/28/2019	5,073		5,099

			42,316

Total Bank Loans (Cost $144,303)			143,526
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $59,282 (Cost $59,282)(6)	59,282		59,282

Total investments - 107.4% (Cost $550,565)			543,647

Other assets less liabilities - (7.4)%		(37,656)

Total net assets - 100.0%(7)		$505,991

(1)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The debt investments may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
AECOM Technology Corp., 5.75%, 10/15/2022	9/17/14	$2,020	$2,020	0.4%
5.88%, 10/15/2024	9/17/14	2,020	2,030	0.4
Alliance Data Systems Corp. 5.38%, 8/01/2022	7/24/14	5,000	4,850	1.0
6.38%, 4/01/2020	8/14/14- 8/21/14	5,258	5,150	1.0
Altice S.A., 7.75%, 5/15/2022	4/23/14- 9/12/14	12,950	12,906	2.6
Anna Merger Sub, Inc., 7.75%, 10/01/2022	9/15/14- 9/18/14	12,010	12,060	2.3
Antero Resources Corp., 5.13%, 12/01/2022	9/04/14- 9/26/14	6,955	6,807	1.3
California Resources Corp., 5.50%, 9/15/2021	9/11/14	2,000	2,030	0.4
6.00%, 11/15/2024	9/11/14	5,045	5,138	1.0
CSC Holdings LLC, 5.25%, 6/01/2024	5/20/14- 5/23/14	1,996	1,920	0.4
Envision Healthcare Corp., 5.13%, 7/01/2022	6/12/14	1,000	985	0.2
FMG Resources Pty Ltd., 6.88%, 4/01/2022	3/27/14	807	763	0.1
Gannett Co., Inc., 4.88%, 9/15/2021	9/03/14	985	967	0.2
5.50%, 9/15/2024	9/03/14	990	985	0.1
Group 1 Automotive, Inc., 5.00%, 6/01/2022	5/15/14- 9/04/14	5,963	5,805	1.2
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/01/2022	7/15/14	5,000	4,825	0.9
Infor Software Parent LLC / Infor Software Parent, Inc., 7.13%, 5/01/2021	4/03/14- 7/21/14	7,506	7,425	1.5
MedImpact Holdings, Inc., 10.50%, 2/01/2018	7/24/14	7,535	7,489	1.5

46	Artisan Partners Funds

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Numericable Group S.A., 4.88%, 5/15/2019	4/23/14	$2,000	$1,975	0.4%
6.25%, 5/15/2024	4/23/14- 9/29/14	3,990	3,990	0.8
Onex York Acquisition Corp., 8.50%, 10/01/2022	9/17/14- 9/30/14	22,023	21,862	4.3
Opal Acquisition, Inc., 8.88%, 12/15/2021	4/15/14- 8/04/14	27,324	27,170	5.4
Pinnacle Operating Corp., 9.00%, 11/15/2020	3/28/14- 5/02/14	6,064	5,978	1.2
Play Topco S.A., 7.75%, 2/28/2020	8/13/14- 9/12/14	9,320	8,665	1.7
Ply Gem Industries, Inc., 6.50%, 2/01/2022	9/15/14	3,731	3,800	0.7
Rayonier AM Products, Inc., 5.50%, 6/01/2024	5/08/14- 7/22/14	9,984	9,444	1.9
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/01/2020	6/10/14- 6/26/14	9,729	9,450	1.9
Simmons Foods, Inc., 7.88%, 10/01/2021	9/18/14	4,000	3,960	0.8
Sinclair Television Group, Inc., 5.63%, 8/01/2024	7/09/14	1,000	963	0.2
Sirius XM Radio, Inc., 4.25%, 5/15/2020	3/24/14	1,963	1,915	0.4
SunGard Availability Services Capital, Inc., 8.75%, 4/01/2022	3/26/14- 4/29/14	1,486	1,118	0.2
Ultra Petroleum Corp., 6.13%, 10/01/2024	9/04/14- 9/30/14	7,920	7,640	1.5
USI, Inc., 7.75%, 1/15/2021	3/24/14- 5/07/14	9,856	9,453	1.8
Valeant Pharmaceuticals International, 6.38%, 10/15/2020	4/29/14- 5/07/14	5,358	5,137	1.0
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	7/23/14	7,454	7,385	1.5
Warren Resources, Inc., 9.00%, 8/01/2022	8/06/14	3,945	3,910	0.8
Zebra Technologies Corp., 7.75%, 10/15/2022	9/30/14	12,000	12,000	2.4

Total			$229,970	45.4%

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds, Inc. In total, securities valued at a fair value were $12,000, or 2.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)	When-Issued security. In total, the value of when-Issued securities was $37,040, or 7.3% of total net assets.
(4)	Floating rate instruments. The rate disclosed was as of September 30, 2014.
(5)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $29,681, or 5.9% of total net assets.

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.750%	9/30/2019	$60,468

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Principal amounts are denominated in the indicated currency, where applicable. (EUR - Euro currency)

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $41,680 or 8.2 % of the total net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Laureate Education, Inc. Extended Revolver	$1,680	$(49)
Onex York Acquisition Corp. Bridge Term Loan	10,000	-
Zebra Technologies Corp. Bridge Term Loan	30,000	-

	$41,680	$(49)

Artisan Partners Funds	47

CREDIT DIVERSIFICATION - September 30, 2014 (Unaudited)
Percentage of Total Investments
BBB	1.0%
BB	20.0
B	22.4
CCC	43.4
Unrated	2.3
Short-term investments	10.9

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services. Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Euro*	$8,665	1.6%
U.S. dollar	534,982	98.4

Total investments	$543,647	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation
		Deliver			Receive
State Street Bank and Trust Company	10/16/2014	EUR	6,950	USD	9,004	$225

EUR - Euro currency

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Opal Acquisition, Inc.	United States	5.4%
Renaissance Learning, Inc.	United States	4.5
CCO Holdings LLC / CCO Holdings Capital Corp.	United States	4.4
Onex York Acquisition Corp.	United States	4.3
WP Mustang Holdings LLC	United States	3.3
Altice S.A.	Luxembourg	2.6
Ply Gem Industries, Inc.	United States	2.5
Anna Merger Sub, Inc.	United States	2.4
Zebra Technologies Corp.	United States	2.4
DISH DBS Corp.	United States	2.0

Total		33.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.7%

BELGIUM - 4.2%
Anheuser-Busch InBev N.V.	3,345,690	$372,375
Telenet Group Holding N.V.(1)	2,598,645	149,341
UCB S.A.	2,295,825	208,434

		730,150
BRAZIL - 0.2%
AMBEV S.A. (DR)	4,853,314	31,789

CHINA - 12.0%
Alibaba Group Holding Ltd. (DR)(1)	132,706	11,791
Baidu, Inc. (DR)(1)	4,367,499	953,119
Beijing Enterprises Holdings Ltd.	35,699,037	306,425
China Mobile Ltd.	29,758,852	343,585
Industrial & Commercial Bank of China Ltd., Class H	290,100,378	180,452
Tencent Holdings Ltd.	20,596,734	305,840

		2,101,212
DENMARK - 0.5%
Rockwool International AS, Class B	557,243	80,652

FRANCE - 4.9%
L’Oreal S.A.	769,321	122,141
LVMH Moet Hennessy Louis Vuitton S.A.	776,599	126,240
Pernod-Ricard SA	79,798	9,035
Publicis Groupe S.A.(1)	12,029	826
Schneider Electric SA	2,294,544	176,206
Technip S.A.	971,372	81,723
Zodiac Aerospace	10,698,324	341,259

		857,430
GERMANY - 11.6%
Bayer AG	5,098,352	714,138
Beiersdorf AG	2,666,422	222,748
Deutsche Post AG	9,891,498	317,209
Linde AG	3,255,907	625,698
MTU Aero Engines AG	1,917,091	163,685

		2,043,478
HONG KONG - 4.6%
AIA Group Ltd.	110,272,607	570,191
Sands China Ltd.	46,883,072	244,533

		814,724
INDIA - 0.3%
Coal India Ltd.	9,771,885	53,978
IRELAND - 1.3%
CRH plc	5,183,215	$118,479
Ryanair Holdings plc, Equity-Linked Security(2)(3)(4)(5)	12,474,866	118,614

		237,093
JAPAN - 15.4%
IHI Corp.(6)	81,032,963	419,665
KDDI Corp.	3,839,428	230,803
LIXIL Group Corp.	6,986,732	149,258
NGK Insulators Ltd.(6)	17,247,482	410,763
Olympus Corp.(1)	12,541,141	449,960
Ono Pharmaceutical Co., Ltd.	2,157,427	191,597
Softbank Corp.	4,258,716	298,566
Toyota Motor Corp.	9,280,189	546,869

		2,697,481
KOREA - 0.9%
Naver Corp.	128,338	98,146
Orion Corp.	78,895	65,419

		163,565
MEXICO - 2.9%
Grupo Televisa S.A.B. (DR)	14,955,472	506,692

NETHERLANDS - 5.3%
ASML Holding N.V.	5,226,879	520,355
Unilever N.V. (DR)	5,460,287	217,450
Ziggo N.V.(1)	3,966,780	185,830

		923,635
SPAIN - 1.0%
Grifols S.A.	2,399,383	98,311
Grifols S.A. (DR)	2,100,190	73,780

		172,091
SWITZERLAND - 8.7%
Actelion Ltd.(1)	2,012,043	236,674
Nestle S.A.	6,666,093	490,513
Roche Holding AG(3)	1,791,705	531,299
Swatch Group AG	328,597	156,296
Syngenta AG	337,325	107,519

		1,522,301
UNITED KINGDOM - 13.0%
Babcock International Group plc	637,869	11,292
BT Group plc	31,143,069	191,651
Croda International plc	6,074,041	202,158
Diageo plc	566,999	16,408
InterContinental Hotels Group plc	4,233,323	163,267
Johnson Matthey plc	6,859,602	324,606

Artisan Partners Funds	49

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
Prudential plc	9,076,307	$202,465
Rolls-Royce Holdings plc(1)	26,185,271	409,433
SABMiller plc	6,176,297	343,235
Saga plc(1)	13,515,392	38,299
Smiths Group plc	4,556,749	93,374
WPP plc	13,775,462	276,918

		2,273,106
UNITED STATES - 7.9%
Cognizant Technology Solutions Corp., Class A(1)	3,931,071	175,994
Covidien plc	4,582,540	396,436
Liberty Global plc, Class A(1)	5,370,495	228,461
Liberty Global plc, Series C(1)(3)	8,189,872	335,908
Nielsen Holdings NV	1,285,250	56,975
Schlumberger Ltd.	1,964,856	199,806

		1,393,580

Total common stocks and equity-linked securities (Cost $13,719,086)		16,602,957

PREFERRED STOCKS - 1.2%

GERMANY - 1.2%
Henkel AG & Co. KGaA(3)	2,181,748	217,862

Total preferred stocks (Cost $178,332)		217,862
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $642,096 (Cost $642,096)(7)	$642,096	$642,096

Total investments - 99.6% (Cost $14,539,514)		17,462,915

Other assets less liabilities - 0.4%		70,911

Total net assets - 100.0%(8)		$17,533,826

(1)	Non-income producing security.
(2)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(3)	Non-voting shares.
(4)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/13- 9/23/14	$106,455	$118,614	0.7%

(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $118,614, or 0.7% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.375%	1/31/2020	$5,277
U.S.Treasury Note	1.875%	6/30/2020	250,312
U.S.Treasury Note	2.000%	7/31/2020	291,450
U.S.Treasury Note	2.000%	11/30/2020	107,900

			$654,939

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,735,351	15.6%
Consumer Staples	2,108,975	12.0
Energy	335,507	1.9
Financials	991,407	5.7
Health Care	2,900,629	16.5
Industrials	3,054,810	17.4
Information Technology	2,065,245	11.8
Materials	1,378,460	7.9
Telecommunication Services	1,250,435	7.1
Short-term investments	642,096	3.7

Total investments	$17,462,915	99.6%

50	Artisan Partners Funds

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,391,585	13.7%
Danish krone	80,652	0.5
Euro	4,870,866	27.9
Hong Kong dollar	1,951,026	11.2
Indian rupee	53,978	0.3
Japanese yen	2,697,481	15.4
Korean won	163,565	0.9
Swiss franc	1,522,301	8.7
U.S. dollar	3,731,461	21.4

Total investments	$17,462,915	100.0%

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Baidu, Inc.	China	5.4%
Bayer AG	Germany	4.1
Linde AG	Germany	3.6
AIA Group Ltd.	Hong Kong	3.3
Liberty Global plc	United States	3.2
Toyota Motor Corp.	Japan	3.1
Roche Holding AG	Switzerland	3.0
ASML Holding N.V.	Netherlands	3.0
Grupo Televisa S.A.B.	Mexico	2.9
Nestle S.A.	Switzerland	2.8

Total		34.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.7%

BRAZIL - 2.8%
Arezzo Industria e Comercio S.A.	208,080	$2,482
International Meal Co. Holdings S.A.	1,969,700	14,324
M Dias Branco S.A.	280,200	11,175
Qualicorp S.A.(1)	246,700	2,441

		30,422
CANADA - 4.1%
CAE, Inc.	3,725,307	45,171

CHINA - 22.8%
21Vianet Group, Inc. (DR)(1)	1,987,367	35,773
AMVIG Holdings Ltd.	6,284,000	2,865
Beijing Enterprises Water Group Ltd.(1)	117,292,000	78,851
Biostime International Holdings Ltd.	4,852,000	15,184
China Everbright International Ltd.	35,056,000	46,321
China Oil & Gas Group Ltd.(2)	261,120,000	42,035
Labixiaoxin Snacks Group Ltd.(1)	32,587,000	4,574
Yingde Gases Group Co., Ltd.	23,965,500	22,562

		248,165
DENMARK - 3.4%
Rockwool International AS, Class B	62,870	9,100
Royal Unibrew(1)	166,300	27,681

		36,781
FINLAND - 1.9%
Huhtamaki Oyj	753,188	20,682

FRANCE - 2.8%
Eurofins Scientific SE	105,949	27,433
IPSOS	132,733	3,387

		30,820
GERMANY - 10.3%
Bertrandt AG	152,062	19,456
CTS Eventim AG & Co., KGaA	93,328	2,637
Deutz AG	1,156,020	6,130
Stroeer Media AG	117,807	2,596
Wirecard AG	2,212,588	81,756

		112,575
GREECE - 1.3%
JUMBO S.A.(1)	1,160,667	14,675

HONG KONG - 0.9%
SJM Holdings Ltd.	5,031,932	9,591

INDONESIA - 2.3%
Ace Hardware Indonesia Tbk PT	169,014,700	$12,276
Mayora Indah Tbk PT	1,601,800	4,009
Nippon Indosari Corpindo Tbk PT	93,787,000	8,775

		25,060
IRELAND - 2.5%
Glanbia plc	1,862,911	26,894

ITALY - 1.1%
Davide Campari-Milano S.p.A.	1,676,471	12,101

JAPAN - 0.9%
Sugi Holdings Co., Ltd.	227,600	9,556

KOREA - 2.4%
S-1 Corp.	335,725	25,929

MALAYSIA - 1.0%
Oldtown Bhd (2)	20,419,525	11,080

PHILIPPINES - 0.4%
Megaworld Corp.	41,917,400	4,698

SINGAPORE - 2.6%
Petra Foods Ltd.	7,501,000	23,755
Super Group Ltd.	4,503,000	4,500

		28,255
SWEDEN - 0.9%
Sanitec Corp. (1)	1,025,088	9,482

SWITZERLAND - 7.4%
Cembra Money Bank AG	556,372	31,761
Comet Holding AG(1)	35,808	22,692
Tecan Group AG	247,454	26,049

		80,502
TAIWAN - 4.1%
Ginko International Co., Ltd.	3,349,000	45,139

UNITED KINGDOM - 14.8%
Babcock International Group plc	2,378,228	42,102
Barratt Developments plc	3,330,316	21,385
Britvic plc	1,120,634	12,136
Dignity plc(1)	564,921	13,417
Hays plc	11,171,312	21,062
Rathbone Brothers plc	485,718	15,016
Synergy Health plc	731,839	17,381

52	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
UBM plc	372,636	$3,522
Victrex plc	597,413	15,554

		161,575

Total common stocks (Cost $809,468)		989,153
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $91,604 (Cost $91,604) (3)	$91,604	$91,604

Total investments - 99.1% (Cost $901,072)		1,080,757

Other assets less liabilities - 0.9%		9,334

Total net assets - 100.0%(4)		$1,090,091

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$93,437

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$100,292	9.2%
Consumer Staples	171,420	15.7
Financials	51,475	4.7
Health Care	118,443	10.9
Industrials	224,753	20.6
Information Technology	140,221	12.9
Materials	61,663	5.7
Utilities	120,886	11.0
Short-term investments	91,604	8.4

Total investments	$1,080,757	99.1%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$30,422	2.8%
British pound	161,575	15.0
Canadian dollar	45,171	4.2
Danish krone	36,781	3.4
Euro	217,747	20.1
Hong Kong dollar	221,983	20.5
Indonesian rupiah	25,060	2.3
Japanese yen	9,556	0.9
Korean won	25,929	2.4
Malaysian ringgit	11,080	1.0
Philippine peso	4,698	0.4
Singapore dollar	28,255	2.6
Swedish krona	9,482	0.9
Swiss franc	80,502	7.5
Taiwan dollar	45,139	4.2
U.S. dollar	127,377	11.8

Total investments	$1,080,757	100.0%

Artisan Partners Funds	53

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.5%
Beijing Enterprises Water Group Ltd.	China	7.2
China Everbright International Ltd.	China	4.3
CAE, Inc.	Canada	4.1
Ginko International Co., Ltd.	Taiwan	4.1
Babcock International Group plc	United Kingdom	3.9
China Oil & Gas Group Ltd.	China	3.9
21Vianet Group, Inc.	China	3.3
Cembra Money Bank AG	Switzerland	2.9
Royal Unibrew	Denmark	2.5

Total		43.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.7%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A.	2,992,756	$274,277

CANADA - 2.6%
Imperial Oil Ltd.	6,295,617	297,425

CHINA - 3.2%
Baidu, Inc. (DR)(1)	1,480,762	323,147
Tianhe Chemicals Group Ltd.(1)(2)(3)	188,460,000	44,852

		367,999
DENMARK - 3.4%
Carlsberg AS, Class B	2,231,156	198,374
ISS AS (1)	6,841,635	185,507

		383,881
FRANCE - 3.1%
Societe Television Francaise 1	9,831,366	132,619
Sodexo	1,117,112	109,322
Vivendi S.A.(1)	4,592,856	110,915

		352,856
GERMANY - 1.2%
Deutsche Boerse AG	1,996,523	134,483

JAPAN - 6.5%
Aderans Co., Ltd.	109,895	1,369
Credit Saison Co., Ltd.	7,685,563	148,070
Kao Corp.	6,882,421	268,363
Nifco, Inc.	1,936,148	59,669
Sankyo Co., Ltd.	921,301	33,013
Stanley Electric Co., Ltd.(4)	9,993,200	216,128
Tokyo Electron Ltd.	204,154	13,324

		739,936
KOREA - 4.5%
Kia Motors Corp.	3,362,139	171,094
Samsung Electronics Co., Ltd.	303,417	340,437

		511,531
NETHERLANDS - 5.0%
ING Groep N.V. (DR)(1)	30,997,319	442,800
Reed Elsevier N.V.	2,503,038	56,811
TNT Express N.V.	10,811,920	68,471

		568,082
NORWAY - 3.1%
Akastor ASA(4)	14,415,446	58,001
Aker Solutions ASA(1)	14,415,446	143,599
Orkla ASA	16,616,986	150,270

		351,870
SWITZERLAND - 8.7%
ABB Ltd.(1)	3,304,235	$74,343
Adecco S.A.(1)	2,985,656	202,807
Novartis AG	4,230,412	399,467
Panalpina Welttransport Holding AG(4)	1,722,398	216,675
Pargesa Holding S.A.	1,338,069	106,589

		999,881
UNITED KINGDOM - 25.3%
Alent plc(4)	18,377,001	97,717
AMEC plc	8,090,220	144,795
Compass Group plc	33,257,767	537,271
Diageo plc	4,962,931	143,615
Lloyds Banking Group plc(1)	207,156,026	258,153
QinetiQ Group plc	28,047,913	102,080
Reed Elsevier plc	29,138,958	466,718
Royal Bank of Scotland Group plc(1)	70,538,940	421,052
Savills plc	1,607,582	15,937
Serco Group plc	13,333,597	61,842
TESCO plc	86,696,726	261,701
TSB Banking Group plc(1)	4,777,701	21,532
Unilever plc (DR)	4,883,459	204,617
Vesuvius plc(4)	20,662,360	151,339

		2,888,369
UNITED STATES - 17.7%
Accenture plc, Class A	1,997,120	162,406
Aon plc	2,624,522	230,092
Applied Materials, Inc.	14,070,386	304,061
Arch Capital Group Ltd.(1)(4)	6,031,602	330,049
Covidien plc	4,846,607	419,280
Flextronics International Ltd.(1)	18,818,066	194,202
TE Connectivity Ltd.	6,969,048	385,319

		2,025,409

Total common stocks (Cost $7,504,210)		9,895,999

PREFERRED STOCKS - 0.3%

KOREA - 0.3%
Samsung Electronics Co., Ltd.(5)	35,993	30,629

Total preferred stocks (Cost $31,400)		30,629

Artisan Partners Funds	55

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $1,422,094 (Cost $1,422,094)(6)	$1,422,094	$1,422,094

Total investments - 99.5% (Cost $8,957,704)		11,348,722

Other assets less liabilities - 0.5%		61,114

Total net assets - 100.0%(7)		$11,409,836

(1)	Non-income producing security.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $44,852, or 0.4% of total net assets.

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $44,852, or 0.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.125%	12/31/2019	$121,905
U.S.Treasury Note	1.125%	3/31/2020	14,381
U.S.Treasury Note	1.375%	1/31/2020	72,823
U.S.Treasury Note	1.750%	9/30/2019	1,142,073
U.S.Treasury Note	2.250%	4/30/2021	17,676
U.S.Treasury Note	3.375%	11/15/2019	81,680

			$1,450,538

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,782,645	15.6%
Consumer Staples	1,228,309	10.8
Energy	643,820	5.6
Financials	2,383,034	20.9
Health Care	818,747	7.2
Industrials	1,063,064	9.3
Information Technology	1,753,525	15.4
Materials	142,569	1.2
Telecommunication Services	110,915	1.0
Short-term investments	1,422,094	12.5

Total investments	$11,348,722	99.5%

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,683,752	23.7%
Canadian dollar	297,425	2.6
Danish krone	383,881	3.4
Euro	1,329,698	11.7
Hong Kong dollar	44,852	0.4
Japanese yen*	739,936	6.5
Korean won	542,160	4.8
Norwegian krone	351,870	3.1
Swiss franc	999,881	8.8
U.S. dollar	3,975,267	35.0

Total investments	$11,348,722	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	2/13/2015	JPY	70,594,601	USD	691,426	$46,839
State Street Bank and Trust Company	2/13/2015	USD	39,822	JPY	4,322,955	(350)

						$46,489

JPY - Japanese yen

USD - U.S. dollar

56	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	4.7%
Reed Elsevier plc	United Kingdom	4.1
ING Groep N.V.	Netherlands	3.9
Royal Bank of Scotland Group plc	United Kingdom	3.7
Covidien plc	United States	3.7
Novartis AG	Switzerland	3.5
TE Connectivity Ltd.	United States	3.4
Samsung Electronics Co., Ltd.	Korea	3.2
Arch Capital Group Ltd.	United States	2.9
Baidu, Inc.	China	2.8

Total		35.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.6%
BorgWarner, Inc.	2,854,883	$150,195

Distributors - 2.7%
LKQ Corp.(1)	9,670,923	257,150

Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill, Inc.(1)	369,107	246,043
Panera Bread Co., Class A(1)	483,026	78,598
Wynn Resorts Ltd.	290,919	54,425

		379,066
Household Durables - 1.0%
Garmin Ltd.	907,896	47,201
Tempur Sealy International, Inc.(1)	808,829	45,432

		92,633
Internet & Catalog Retail - 1.1%
TripAdvisor, Inc.(1)	1,176,316	107,539

Specialty Retail - 5.8%
Cabela’s, Inc.(1)	2,777,503	163,595
Signet Jewelers Ltd.	971,833	110,702
Tractor Supply Co.	2,546,664	156,645
Ulta Salon Cosmetics & Fragrance, Inc.(1)	420,233	49,659
Williams-Sonoma, Inc.	1,084,955	72,225

		552,826
Textiles, Apparel & Luxury Goods - 3.1%
Fossil Group, Inc.(1)	718,206	67,440
Kate Spade & Co.(1)	2,435,782	63,891
Michael Kors Holdings Ltd.(1)	788,433	56,286
Under Armour, Inc., Class A(1)	1,519,542	105,000

		292,617
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Monster Beverage Corp.(1)	192,442	17,641

Food Products - 2.3%
Keurig Green Mountain, Inc.	1,264,382	164,534
WhiteWave Foods Co., Class A(1)	1,497,855	54,417

		218,951
ENERGY - 3.7%
Energy Equipment & Services - 0.8%
Core Laboratories N.V.	123,328	18,049
Oceaneering International, Inc.	841,475	54,839

		72,888
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.	2,856,471	$93,378
Noble Energy, Inc.	2,703,767	184,830

		278,208
FINANCIALS - 6.1%
Banks - 1.0%
PacWest Bancorp	2,212,824	91,235

Capital Markets - 0.9%
LPL Financial Holdings, Inc.	1,439,458	66,287
TD Ameritrade Holding Corp.	602,343	20,100

		86,387
Consumer Finance - 3.0%
Discover Financial Services	4,489,173	289,058

Diversified Financial Services - 1.2%
Intercontinental Exchange, Inc.	250,641	48,887
McGraw Hill Financial, Inc.	748,414	63,204

		112,091
HEALTH CARE - 21.3%
Biotechnology - 10.4%
Alexion Pharmaceuticals, Inc.(1)	875,310	145,144
Alkermes plc(1)	1,059,480	45,420
Cepheid, Inc.(1)	2,462,403	108,419
Incyte Corp.(1)	1,799,023	88,242
Isis Pharmaceuticals, Inc.(1)	3,255,236	126,401
Regeneron Pharmaceuticals, Inc.(1)	1,317,841	475,108

		988,734
Health Care Providers & Services - 2.7%
Catamaran Corp.(1)(2)	1,614,328	68,044
Cigna Corp.	2,144,731	194,506

		262,550
Health Care Technology - 3.8%
athenahealth, Inc.(1)	1,166,148	153,570
Cerner Corp.(1)	3,526,273	210,060

		363,630
Life Sciences Tools & Services - 3.1%
Illumina, Inc.(1)	1,787,725	293,044

Pharmaceuticals - 1.3%
Perrigo Co. plc	803,953	120,746

INDUSTRIALS - 18.5%
Air Freight & Logistics - 1.4%
CH Robinson Worldwide, Inc.	1,958,743	129,904

58	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Building Products - 2.4%
Fortune Brands Home & Security, Inc.	5,454,630	$224,240

Commercial Services & Supplies - 2.1%
Waste Connections, Inc.	4,181,745	202,898

Electrical Equipment - 4.9%
AMETEK, Inc.	5,640,150	283,192
Rockwell Automation, Inc.	424,097	46,600
Sensata Technologies Holding N.V.(1)	2,982,178	132,796

		462,588
Machinery - 1.4%
Pall Corp.	1,613,912	135,084

Professional Services - 5.5%
IHS, Inc., Class A(1)(3)	3,450,813	432,007
Nielsen Holdings NV	1,207,303	53,520
Verisk Analytics, Inc., Class A(1)	677,116	41,230

		526,757
Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	297,815	74,945

INFORMATION TECHNOLOGY - 23.8%
Electronic Equipment, Instruments & Components - 3.0%
FLIR Systems, Inc.(3)	2,753,836	86,305
IPG Photonics Corp.(1)	907,777	62,437
National Instruments Corp.	1,539,537	47,618
Trimble Navigation Ltd.(1)	2,962,911	90,369

		286,729
Internet Software & Services - 4.3%
LinkedIn Corp., Class A(1)	534,284	111,019
Pandora Media, Inc.(1)	4,486,963	108,405
Qihoo 360 Technology Co., Ltd. (DR)(1)(2)	625,573	42,207
Twitter, Inc.(1)	1,972,182	101,725
Yelp, Inc.(1)	653,152	44,578

		407,934
IT Services - 1.6%
Gartner, Inc.(1)	2,043,782	150,157

Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	15,185,196	328,152
Freescale Semiconductor Ltd.(1)	4,157,721	81,200

		409,352
Software - 10.6%
Aspen Technology, Inc.(1)	2,540,896	95,843
Autodesk, Inc.(1)	3,761,119	207,238
Concur Technologies, Inc.(1)	1,798,666	228,107
Electronic Arts, Inc.(1)	2,632,105	93,729
Guidewire Software, Inc.(1)	1,639,362	72,689
INFORMATION TECHNOLOGY (CONTINUED)
Software (Continued)
Mobileye N.V.(1)(2)	107,695	$5,771
ServiceNow, Inc.(1)	1,629,448	95,779
Workday, Inc., Class A(1)	2,573,220	212,291

		1,011,447
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc.(1)	1,647,806	75,354

Total common stocks (Cost $6,180,329)		9,124,578
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $336,424 (Cost $336,424)(4)	$336,424	$336,424

Total investments - 99.6% (Cost $6,516,753)		9,461,002

Other assets less liabilities - 0.4%		40,415

Total net assets - 100.0%(5)		$9,501,417

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Catamaran Corp.	Canada	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar
Qihoo 360 Technology Co., Ltd. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$72,574
U.S.Treasury Note	2.125%	6/30/2021	270,580

			$343,154

(5)	Percentages for the various classifications relate to total net assets.

Artisan Partners Funds	59

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	5.0%
IHS, Inc.	United States	4.5
Applied Materials, Inc.	United States	3.5
Illumina, Inc.	United States	3.1
Discover Financial Services	United States	3.0
AMETEK, Inc.	United States	3.0
LKQ Corp.	United States	2.7
Chipotle Mexican Grill, Inc.	United States	2.6
Concur Technologies, Inc.	United States	2.4
Fortune Brands Home & Security, Inc.	United States	2.4

Total		32.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.4%

CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	7,057,437	$218,851

Internet & Catalog Retail - 1.6%
Liberty Interactive Corp., Class A(1)	6,016,258	171,584

Leisure Equipment & Products - 1.6%
Mattel, Inc.	5,589,446	171,315

Media - 3.4%
Gannett Co., Inc.	6,043,824	179,320
Omnicom Group, Inc.	2,807,121	193,298

		372,618
Multiline Retail - 1.6%
Nordstrom, Inc.	2,615,741	178,838

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc.(1)	3,262,686	214,783

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	4,267,066	151,950

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 3.2%
Kroger Co.	6,846,009	355,993

ENERGY - 10.5%
Energy Equipment & Services - 4.4%
Ensco plc, Class A	5,859,198	242,044
McDermott International, Inc.(1)(2)	13,345,344	76,336
Patterson-UTI Energy, Inc.	5,123,988	166,683

		485,063
Oil, Gas & Consumable Fuels - 6.1%
Denbury Resources, Inc.	13,918,877	209,201
Hess Corp.	900,635	84,948
SM Energy Co.	2,826,905	220,498
Southwestern Energy Co.(1)	4,361,707	152,442

		667,089
FINANCIALS - 21.8%
Banks - 1.2%
M&T Bank Corp.	1,091,035	$134,514

Capital Markets - 1.0%
Northern Trust Corp.	1,634,443	111,191

Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	901,238	175,787

Insurance - 15.4%
Alleghany Corp.(1)	668,312	279,455
Allied World Assurance Co. Holdings AG	4,177,114	153,885
Allstate Corp.	4,714,059	289,302
Aon plc	2,453,115	215,065
Arch Capital Group Ltd.(1)(2)	3,818,624	208,955
Loews Corp.	3,936,274	163,985
Progressive Corp.	7,450,088	188,338
Torchmark Corp.	3,658,899	191,616

		1,690,601
Real Estate Investment Trusts (REITs) - 2.6%
American Capital Agency Corp.	7,215,843	153,337
Hatteras Financial Corp.(2)	7,662,175	137,613

		290,950
HEALTH CARE - 3.2%
Health Care Providers & Services - 3.2%
Cigna Corp.	3,838,803	348,141

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.8%
L-3 Communications Holdings, Inc.	1,064,261	126,562
Rockwell Collins, Inc.	2,274,133	178,519

		305,081
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	3,502,339	136,661

Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc.(1)	3,900,032	190,400

Electrical Equipment - 1.6%
Hubbell, Inc., Class B	1,468,651	177,017

Artisan Partners Funds	61

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 2.5%
Joy Global, Inc.	2,759,243	$150,489
Kennametal, Inc.	3,128,658	129,245

		279,734
Professional Services - 2.1%
Manpowergroup, Inc.	2,291,193	160,613
Towers Watson & Co., Class A	708,770	70,522

		231,135
Road & Rail - 0.7%
Ryder System, Inc.	903,217	81,262

INFORMATION TECHNOLOGY - 21.6%
Computers & Peripherals - 0.1%
Lexmark International, Inc., Class A	377,430	16,041

Electronic Equipment, Instruments & Components - 7.9%
Arrow Electronics, Inc.(1)(2)	5,282,526	292,388
Avnet, Inc.(2)	6,940,710	288,039
FLIR Systems, Inc.(2)	7,923,855	248,333
Ingram Micro, Inc., Class A(1)	1,457,716	37,624

		866,384
Internet Software & Services - 1.6%
IAC/InterActiveCorp	2,621,906	172,784

IT Services - 3.9%
NeuStar, Inc., Class A (1)(2)	3,539,006	87,874
Teradata Corp. (1)	4,942,369	207,184
Western Union Co.	8,412,345	134,934

		429,992
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices, Inc.	5,915,754	292,770
KLA-Tencor Corp.	2,961,042	233,271
Lam Research Corp.	3,317,950	247,851

		773,892
Software - 1.1%
Synopsys, Inc.(1)	2,909,319	115,485

MATERIALS - 1.0%
Metals & Mining - 1.0%
Kinross Gold Corp.(1)(3)	34,472,996	113,761

UTILITIES - 4.9%
Electric Utilities - 3.9%
Edison International	4,713,531	263,581
Xcel Energy, Inc.	5,545,261	168,576

		432,157
UTILITIES (CONTINUED)
Multi-Utilities - 1.0%
SCANA Corp.	2,189,589	$108,625

Total common stocks (Cost $7,642,482)		10,169,679
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $868,907 (Cost $868,907)(4)	$868,907	$868,907

Total investments - 100.3% (Cost $8,511,389)		11,038,586

Other assets less liabilities - (0.3)%		(30,535)

Total net assets - 100.0%(5)		$11,008,051

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	11/30/2020	$495,469
U.S.Treasury Note	2.125%	1/31/2021	180,578
U.S.Treasury Note	2.250%	3/31/2021	133,187
U.S.Treasury Note	3.625%	2/15/2021	77,055

			$886,289

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

62	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Kroger Co.	United States	3.2%
Cigna Corp.	United States	3.2
Analog Devices, Inc.	United States	2.7
Arrow Electronics, Inc.	United States	2.7
Allstate Corp.	United States	2.6
Avnet, Inc.	United States	2.6
Alleghany Corp.	United States	2.5
Edison International	United States	2.4
FLIR Systems, Inc.	United States	2.3
Lam Research Corp.	United States	2.2

Total		26.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 17.2%
Auto Components - 2.1%
Gentherm, Inc.(1)	724,473	$30,595

Distributors - 1.4%
LKQ Corp.(1)	762,705	20,280

Diversified Consumer Services - 1.2%
LifeLock, Inc.(1)	1,180,111	16,864

Hotels, Restaurants & Leisure - 4.1%
Dunkin’ Brands Group, Inc.	1,021,962	45,805
Noodles & Co(1)	668,275	12,824
Zoe’s Kitchen, Inc.(1)	53,611	1,649

		60,278
Internet & Catalog Retail - 2.1%
HomeAway, Inc.(1)	689,929	24,493
MakeMyTrip Ltd.(1)(2)	221,828	6,173

		30,666
Media - 0.6%
Imax Corp.(1)(2)	284,385	7,809

Specialty Retail - 1.8%
Five Below, Inc.(1)	303,861	12,036
Restoration Hardware Holdings, Inc.(1)	185,159	14,729

		26,765
Textiles, Apparel & Luxury Goods - 3.9%
Deckers Outdoor Corp.(1)	435,293	42,302
Tumi Holdings, Inc.(1)	735,969	14,977

		57,279
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
PriceSmart, Inc.	192,693	16,502

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Oasis Petroleum, Inc.(1)	531,566	22,225
Rosetta Resources, Inc.(1)	493,909	22,008
Solazyme, Inc.(1)	897,463	6,695

		50,928
HEALTH CARE - 21.0%
Biotechnology - 9.7%
Agios Pharmaceuticals, Inc.(1)	84,812	5,203
Alnylam Pharmaceuticals, Inc.(1)	306,933	23,971
HEALTH CARE (CONTINUED)
Biotechnology (Continued)
Cepheid, Inc.(1)	956,600	$42,119
Exact Sciences Corp.(1)	265,322	5,142
Incyte Corp.(1)	538,286	26,403
Isis Pharmaceuticals, Inc.(1)	1,013,279	39,346

		142,184
Health Care Equipment & Supplies - 4.7%
DexCom, Inc.(1)	1,499,334	59,958
GenMark Diagnostics, Inc.(1)	978,882	8,781

		68,739
Health Care Providers & Services - 0.5%
Surgical Care Affiliates, Inc.(1)	276,343	7,387

Health Care Technology - 2.9%
athenahealth, Inc.(1)	316,017	41,616

Life Sciences Tools & Services - 3.2%
Bruker Corp.(1)	2,257,671	41,801
NeoGenomics, Inc.(1)	1,076,582	5,609

		47,410
INDUSTRIALS - 16.5%
Aerospace & Defense - 5.0%
Taser International, Inc.(1)	1,465,938	22,634
Teledyne Technologies, Inc.(1)	533,637	50,167

		72,801
Air Freight & Logistics - 1.0%
Forward Air Corp.	314,928	14,118

Electrical Equipment - 4.0%
Acuity Brands, Inc.	496,461	58,439

Machinery - 2.9%
Chart Industries, Inc.(1)	116,645	7,130
IDEX Corp.	395,352	28,612
Proto Labs, Inc.(1)	99,292	6,851

		42,593
Professional Services - 1.5%
Advisory Board Co.(1)	474,874	22,124

Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc.(1)	1,181,901	30,115

64	Artisan Partners Funds

	Shares Held	Value
INFORMATION TECHNOLOGY - 35.8%
Electronic Equipment, Instruments & Components - 6.8%
Cognex Corp.(1)	1,451,151	$58,438
Control4 Corp.(1)	280,390	3,625
FEI Co.	240,903	18,169
Hollysys Automation Technologies Ltd.(1)	130,377	2,932
IPG Photonics Corp.(1)	242,800	16,700

		99,864
Internet Software & Services - 12.2%
Benefitfocus, Inc.(1)	187,243	5,044
CoStar Group, Inc.(1)	265,937	41,364
Demandware, Inc.(1)	417,914	21,280
Marketo, Inc.(1)	171,627	5,543
MercadoLibre, Inc.	172,415	18,733
Pandora Media, Inc.(1)	1,752,073	42,330
Shutterstock, Inc.(1)	163,345	11,660
SPS Commerce, Inc.(1)	244,594	13,000
Textura Corp.(1)	727,372	19,203

		178,157
IT Services - 0.7%
Acxiom Corp.(1)	634,853	10,507

Semiconductors & Semiconductor Equipment - 1.7%
Cavium, Inc.(1)	300,174	14,928
Ultratech, Inc.(1)(3)	440,409	10,019

		24,947
Software - 14.4%
Concur Technologies, Inc.(1)	434,037	55,044
Guidewire Software, Inc.(1)	953,247	42,267
Informatica Corp.(1)	601,777	20,605
Interactive Intelligence Group, Inc.(1)	174,392	7,290
Tableau Software, Inc., Class A(1)	248,210	18,032
Tyler Technologies, Inc.(1)	332,541	29,397
Ultimate Software Group, Inc.(1)	218,047	30,856
Zendesk, Inc.(1)	278,828	6,020

		209,511

Total common stocks (Cost $1,002,746)		1,388,478
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $75,843 (Cost $75,843)(4)	$75,843	$75,843

Total investments - 100.3% (Cost $1,078,589)		1,464,321

Other assets less liabilities - (0.3)%		(4,628)

Total net assets - 100.0%(5)		$1,459,693

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Imax Corp.	Canada	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$77,363

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	65

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
DexCom, Inc.	United States	4.1%
Acuity Brands, Inc.	United States	4.0
Cognex Corp.	United States	4.0
Concur Technologies, Inc.	United States	3.8
Teledyne Technologies, Inc.	United States	3.4
Dunkin’ Brands Group, Inc.	United States	3.1
Pandora Media, Inc.	United States	2.9
Deckers Outdoor Corp.	United States	2.9
Guidewire Software, Inc.	United States	2.9
Cepheid, Inc.	United States	2.9

Total		34.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.1%

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.6%
Remy International, Inc.	449,878	$9,236

Household Durables - 0.5%
NACCO Industries, Inc., Class A	163,758	8,144

Media - 1.4%
DreamWorks Animation SKG, Inc., Class A(1)	820,629	22,378

Specialty Retail - 4.0%
America’s Car-Mart, Inc.(1)	309,664	12,260
American Eagle Outfitters, Inc.	832,738	12,091
Rent-A-Center, Inc.	1,272,940	38,634

		62,985
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Cott Corp.(2)	1,391,881	9,562

Food Products - 2.6%
Darling Ingredients, Inc.(1)	580,568	10,636
Dean Foods Co.	722,224	9,570
Fresh Del Monte Produce, Inc.	637,362	20,332

		40,538
ENERGY - 17.1%
Energy Equipment & Services - 10.8%
C&J Energy Services, Inc.(1)	115,139	3,518
Era Group, Inc.(1)	862,178	18,752
Gulfmark Offshore, Inc., Class A	760,750	23,850
Key Energy Services, Inc.(1)	1,819,339	8,806
McDermott International, Inc.(1)(3)	549,697	3,144
Mitcham Industries, Inc.(1)	573,843	6,341
Newpark Resources, Inc.(1)	1,650,035	20,526
Parker Drilling Co.(1)	3,005,641	14,848
SEACOR Holdings, Inc.(1)	120,945	9,047
Superior Energy Services, Inc.	243,262	7,996
Tesco Corp.	328,330	6,517
Tidewater, Inc.	644,362	25,150
Unit Corp.(1)	396,392	23,248

		171,743
Oil, Gas & Consumable Fuels - 6.3%
Approach Resources, Inc.(1)	1,033,850	14,991
Cloud Peak Energy, Inc.(1)	1,660,562	20,956
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (Continued)
Emerald Oil, Inc.(1)	629,676	$3,872
Synergy Resources Corp.(1)	451,841	5,508
World Fuel Services Corp.	1,339,644	53,479

		98,806
FINANCIALS - 9.9%
Banks - 0.3%
State Bank Financial Corp.	255,325	4,147

Capital Markets - 0.2%
Manning & Napier, Inc.	211,185	3,546

Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)	820,262	16,364

Insurance - 2.7%
Allied World Assurance Co. Holdings AG	455,629	16,785
Platinum Underwriters Holdings Ltd.	435,453	26,506

		43,291
Real Estate Investment Trusts (REITs) - 3.8%
Anworth Mortgage Asset Corp.	2,985,465	14,300
Campus Crest Communities, Inc.	1,969,786	12,607
CYS Investments, Inc.	1,355,908	11,173
Hatteras Financial Corp.(3)	1,215,213	21,825

		59,905
Thrifts & Mortgage Finance - 1.9%
Berkshire Hills Bancorp, Inc.	515,704	12,114
Dime Community Bancshares, Inc.	527,768	7,600
Oritani Financial Corp.	727,608	10,252

		29,966
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 1.1%
ICU Medical, Inc.(1)	88,856	5,703
Merit Medical Systems, Inc.(1)	992,840	11,795

		17,498
Health Care Providers & Services - 1.2%
Landauer, Inc.	310,446	10,248
Owens & Minor, Inc.	285,906	9,360

		19,608
Health Care Technology - 0.7%
Vocera Communications, Inc.(1)	1,268,315	10,235

Artisan Partners Funds	67

	Shares Held	Value
INDUSTRIALS - 24.3%
Aerospace & Defense - 2.5%
Cubic Corp.	839,696	$39,298

Building Products - 1.3%
Quanex Building Products Corp.	1,110,193	20,083

Commercial Services & Supplies - 2.0%
Brady Corp., Class A(4)	35,342	793
Civeo Corp.	529,894	6,152
Quad/Graphics, Inc.	223,383	4,300
Team, Inc.(1)	109,347	4,145
Tetra Tech, Inc.	670,724	16,755

		32,145
Construction & Engineering - 6.9%
Aegion Corp.(1)	355,023	7,899
Comfort Systems USA, Inc.	742,180	10,057
EMCOR Group, Inc.	1,571,089	62,781
Granite Construction, Inc.	172,125	5,475
MYR Group, Inc.(1)	326,212	7,855
Orion Marine Group, Inc.(1)	934,385	9,325
Tutor Perini Corp.(1)	227,725	6,012

		109,404
Electrical Equipment - 2.9%
AZZ, Inc.	469,289	19,602
Encore Wire Corp.	367,597	13,634
Powell Industries, Inc.	309,307	12,639

		45,875
Machinery - 2.7%
Astec Industries, Inc.	207,261	7,559
Dynamic Materials Corp.	442,514	8,430
Global Brass & Copper Holdings, Inc.	496,598	7,285
Woodward, Inc.	422,518	20,120

		43,394
Professional Services - 2.2%
CRA International, Inc.(1)	104,981	2,670
FTI Consulting, Inc.(1)	699,417	24,452
TrueBlue, Inc.(1)	293,567	7,415

		34,537
Road & Rail - 2.3%
Celadon Group, Inc.	549,522	10,688
Ryder System, Inc.	288,706	25,975

		36,663
Trading Companies & Distributors - 1.5%
Kaman Corp.	550,509	21,635
TAL International Group, Inc.(1)	70,344	2,902

		24,537
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.9%
ADTRAN, Inc.	1,450,610	$29,781

Electronic Equipment, Instruments & Components - 7.0%
Arrow Electronics, Inc.(1)(3)	629,017	34,816
Benchmark Electronics, Inc.(1)	372,565	8,275
Knowles Corp.(1)	374,728	9,930
Park Electrochemical Corp.	927,838	21,851
Tech Data Corp.(1)	627,631	36,942

		111,814
Internet Software & Services - 1.0%
Blucora, Inc.(1)	335,782	5,118
EarthLink Holdings Corp.	3,339,828	11,422

		16,540
Semiconductors & Semiconductor Equipment - 5.0%
MKS Instruments, Inc.	594,307	19,838
Nanometrics, Inc.(1)	1,123,159	16,960
Rudolph Technologies, Inc.(1)	1,333,632	12,069
Ultratech, Inc.(1)(3)	1,328,650	30,227

		79,094
Software - 3.5%
MicroStrategy, Inc., Class A(1)	265,085	34,683
Progress Software Corp.(1)	843,320	20,164

		54,847
MATERIALS - 8.4%
Chemicals - 5.9%
American Vanguard Corp.	804,601	9,011
HB Fuller Co.	1,201,254	47,690
Intrepid Potash, Inc.(1)	221,316	3,419
Rayonier Advanced Materials Inc.	659,240	21,696
Sensient Technologies Corp.	217,322	11,377

		93,193
Metals & Mining - 2.5%
Alamos Gold, Inc.(1)(2)	1,418,453	11,291
AuRico Gold, Inc.(2)	2,027,335	7,075
Globe Specialty Metals, Inc.	189,213	3,442
Schnitzer Steel Industries, Inc., Class A	786,204	18,908

		40,716
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	352,513	19,000

UTILITIES - 0.1%
Multi-Utilities - 0.1%
NorthWestern Corp.	50,915	2,309

Total common stocks (Cost $1,234,346)		1,461,182

68	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $128,876 (Cost $128,876)(5)	$128,876	$128,876

Total investments - 100.2% (Cost $1,363,222)		1,590,058

Other assets less liabilities - (0.2)%		(3,902)

Total net assets - 100.0%(6)		$1,586,156

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar
Cott Corp.	Canada	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$131,458

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
EMCOR Group, Inc.	United States	3.9%
World Fuel Services Corp.	United States	3.4
HB Fuller Co.	United States	3.0
Cubic Corp.	United States	2.5
Rent-A-Center, Inc.	United States	2.4
Tech Data Corp.	United States	2.3
Arrow Electronics, Inc.	United States	2.2
MicroStrategy, Inc.	United States	2.2
Ultratech, Inc.	United States	1.9
ADTRAN, Inc.	United States	1.9

Total		25.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2014

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.0%

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 3.6%
Cie Generale des Etablissements Michelin(1)	571,128	$53,871

Leisure Equipment & Products - 1.3%
Mattel, Inc.	611,477	18,742

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 4.7%
Kroger Co.	769,333	40,005
Wal-Mart Stores, Inc.	393,350	30,080

		70,085
ENERGY - 16.1%
Energy Equipment & Services - 7.9%
National Oilwell Varco, Inc.	575,331	43,783
Noble Corp. plc	2,010,236	44,667
TGS Nopec Geophysical Co. ASA(1)	1,126,624	28,671

		117,121
Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	311,752	29,264
Denbury Resources, Inc.	3,025,951	45,480
Devon Energy Corp.	669,097	45,619

		120,363
FINANCIALS - 20.3%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	197,587	36,271

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B(2)	279,432	38,601

Insurance - 11.3%
Alleghany Corp.(2)	109,678	45,862
Allstate Corp.	533,039	32,713
Arch Capital Group Ltd.(2)(3)	476,794	26,090
Chubb Corp.	412,070	37,531
Progressive Corp.	978,491	24,736

		166,932
Real Estate Investment Trusts (REITs) - 3.9%
American Capital Agency Corp.	1,354,538	28,784
Annaly Capital Management, Inc.	2,759,289	29,469

		58,253
HEALTH CARE - 6.1%
Health Care Providers & Services - 6.1%
Cigna Corp.	578,336	$52,449
Express Scripts Holding Co.(2)	524,581	37,051

		89,500
INDUSTRIALS - 2.3%
Road & Rail - 2.3%
Union Pacific Corp.	307,974	33,391

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,246,964	31,386

Computers & Peripherals - 8.5%
Apple, Inc.	896,571	90,330
EMC Corp./MA	1,208,452	35,359

		125,689
Electronic Equipment, Instruments & Components - 2.8%
Avnet, Inc.(3)	988,293	41,014

IT Services - 4.0%
International Business Machines Corp.	211,498	40,148
Western Union Co.	1,128,786	18,106

		58,254
Software - 5.9%
Microsoft Corp.	467,525	21,674
Oracle Corp.	1,725,275	66,044

		87,718
MATERIALS - 9.3%
Chemicals - 4.3%
LyondellBasell Industries N.V., Class A	167,596	18,211
Mosaic Co.	996,030	44,234

		62,445
Metals & Mining - 5.0%
Goldcorp, Inc.(1)	1,959,503	45,127
Kinross Gold Corp.(1)(2)	8,816,226	29,094

		74,221

Total common stocks (Cost $1,090,040)		1,283,857

70	Artisan Partners Funds

	Shares Held	Value
PREFERRED STOCKS - 4.6%

INFORMATION TECHNOLOGY - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Samsung Electronics Co., Ltd.(1)(4)	79,924	$68,014

Total preferred stocks (Cost $54,848)		68,014

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/14, due 10/1/14, maturity value $153,690 (Cost $153,690)(5)	$153,690	$153,690

Total investments - 102.0% (Cost $1,298,578)		1,505,561

Other assets less liabilities - (2.0)%		(28,941)

Total net assets - 100.0%(6)		$1,476,620

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won
TGS Nopec Geophysical Co. ASA	Norway	Norwegian krone

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$2,996
U.S.Treasury Note	2.250%	4/30/2021	43,432
U.S.Treasury Note	3.125%	5/15/2021	110,339

			$156,767

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

CURRENCY EXPOSURE - September 30, 2014
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$53,871	3.6%
Korean won	68,014	4.5
Norwegian krone	28,671	1.9
U.S. dollar	1,355,005	90.0

Total investments	$1,505,561	100.0%

TOP TEN HOLDINGS - September 30, 2014
Company Name	Country	Percentage of Total Net Assets
Apple, Inc.	United States	6.1%
Samsung Electronics Co., Ltd.	Korea	4.6
Oracle Corp.	United States	4.5
Cie Generale des Etablissements Michelin	France	3.6
Cigna Corp.	United States	3.6
Alleghany Corp.	United States	3.1
Devon Energy Corp.	United States	3.1
Denbury Resources, Inc.	United States	3.1
Goldcorp, Inc.	Canada	3.1
Noble Corp. plc	United States	3.0

Total		37.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2014

Dollar values in thousands

	EMERGING MARKETS(1)		GLOBAL EQUITY		GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$398,079		$222,492		$1,030,293		$140,431
Investments in securities, affiliated, at value	–		7,196		62,194		8,869
Short-term investments (repurchase agreements), at value	10,195		4,560		66,725		13,464
Total investments	408,274		234,248		1,159,212		162,764
Cash	–	(2)	1		–	(2)	–	(2)
Foreign currency	467		988		386		–
Unrealized gain on foreign currency forward contracts	–		–		1,342		–
Receivable from investments sold	4,761		821		–		2,860
Receivable from fund shares sold	90		257		4,730		500
Dividends and interest receivable	530		193		573		215
Prepaid expenses	1		–	(2)	1		–	(2)
Total assets	414,123		236,508		1,166,244		166,339
LIABILITIES:
Payable for investments purchased	6,182		1		5,917		2
Payable for fund shares redeemed	1,585		45		301		18
Payable for operating expenses	275		160		303		135
Payable for foreign taxes*	730		32		15		8
Due to custodian	–		–		–		64
Total liabilities	8,772		238		6,536		227
Total net assets	$405,351		$236,270		$1,159,708		$166,112
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$525,718		$216,268		$942,401		$173,926
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	32,643		13,896		194,813		(9,931)
Accumulated undistributed net investment income (loss)	1,649		–		2,097		22
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(154,659)		6,106		20,397		2,095
Total net assets	$405,351		$236,270		$1,159,708		$166,112
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$67,065		$236,270		$724,237		$166,112
Institutional Shares	$338,286				$435,471
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	5,349,246		14,599,855		38,278,448		15,009,853
Institutional Shares	27,011,102				22,875,715
Net asset value per share
Investor Shares	$12.54		$16.18		$18.92		$11.07
Institutional Shares	$12.52				$19.04
Cost of securities of unaffiliated issuers held	$374,910		$212,529		$912,127		$163,047
Cost of securities of affiliated issuers held	$–		$7,790		$53,581		$9,640
Cost of foreign currency	$472		$996		$387		$–

*Including foreign taxes on unrealized gains	$710		$16		$–		$–

(1)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2014 (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME		INTERNATIONAL	INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$1,626,752		$484,365		$15,990,391	$936,038
Investments in securities, affiliated, at value	52,430		–		830,428	53,115
Short-term investments (repurchase agreements), at value	193,139		59,282		642,096	91,604
Total investments	1,872,321		543,647		17,462,915	1,080,757
Cash	–	(1)	1,272	(2)	1	–	(1)
Foreign currency	17		–		11,191	1,136
Unrealized gain on foreign currency forward contracts	1,475		225		–	–
Receivable from investments sold	1,412		34,060		47,692	14,611
Receivable from fund shares sold	5,649		1,341		35,332	4,159
Dividends and interest receivable	1,704		5,973		41,213	1,625
Prepaid offering costs	–		17		–	–
Prepaid expenses	2		–		16	1
Total assets	1,882,580		586,535		17,598,360	1,102,289
LIABILITIES:
Unrealized loss on foreign currency forward contracts	46		–		–	–
Unrealized loss on unfunded loan commitments	–		49		–	–
Dividends declared	–		231		–	–
Payable for investments purchased	8,399		78,912		17,321	22
Payable for fund shares redeemed	6,301		1,176		40,900	11,811
Payable for operating expenses	637		176		4,607	354
Payable for foreign taxes	17		–		1,706	11
Total liabilities	15,400		80,544		64,534	12,198
Total net assets	$1,867,180		$505,991		$17,533,826	$1,090,091
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,603,984		$511,239		$14,684,841	$860,037
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	208,430		(6,745)		2,921,809	179,587
Accumulated undistributed net investment income (loss)	5,262		110		137,589	(8)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	49,504		1,387		(210,413)	50,475
Total net assets	$1,867,180		$505,991		$17,533,826	$1,090,091
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,308,060		$278,360		$13,607,488	$1,090,091
Institutional Shares	$559,120				$3,926,338
Advisor Shares			$227,631
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	83,675,767		27,926,727		453,010,355	44,866,548
Institutional Shares	35,691,288				129,718,955
Advisor Shares			22,837,158
Net asset value per share
Investor Shares	$15.63		$9.97		$30.04	$24.30
Institutional Shares	$15.67				$30.27
Advisor Shares			$9.97
Cost of securities of unaffiliated issuers held	$1,618,305		$550,565		$13,969,796	$844,067
Cost of securities of affiliated issuers held	$46,967		$–		$569,718	$57,005
Cost of foreign currency	$17		$–		$11,218	$1,138

(1)	Amount rounds to less than $1.
(2)	Includes $252 for segregated cash used as collateral for unfunded loan commitments.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2014 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$8,856,719		$8,606,266		$8,830,141
Investments in securities, affiliated, at value	1,069,909		518,312		1,339,538
Short-term investments (repurchase agreements), at value	1,422,094		336,424		868,907
Total investments	11,348,722		9,461,002		11,038,586
Cash	–	(1)	–	(1)	1
Foreign currency	1,764		–		–
Unrealized gain on foreign currency forward contracts	46,839		–		–
Receivable from investments sold	35,359		120,899		13,722
Receivable from fund shares sold	12,896		10,627		6,220
Dividends and interest receivable	24,661		221		21,712
Prepaid expenses	12		11		12
Total assets	11,470,253		9,592,760		11,080,253
LIABILITIES:
Unrealized loss on foreign currency forward contracts	350		–		–
Payable for investments purchased	52,062		83,136		49,361
Payable for fund shares redeemed	4,338		5,796		18,840
Payable for operating expenses	3,291		2,411		4,001
Payable for foreign taxes	376		–		–
Total liabilities	60,417		91,343		72,202
Total net assets	$11,409,836		$9,501,417		$11,008,051
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$8,432,121		$5,749,492		$7,567,232
Net unrealized appreciation on investments and foreign currency related transactions	2,436,682		2,944,249		2,527,197
Accumulated undistributed net investment income (loss)	91,816		(45,474)		39,180
Accumulated undistributed net realized gains on investments and foreign currency related transactions	449,217		853,150		874,442
Total net assets	$11,409,836		$9,501,417		$11,008,051
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$8,953,691		$5,220,973		$9,305,582
Institutional Shares	$2,456,145		$4,280,444		$1,702,469
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	244,931,316		109,525,548		344,609,858
Institutional Shares	66,909,678		85,643,067		62,930,599
Net asset value per share
Investor Shares	$36.56		$47.67		$27.00
Institutional Shares	$36.71		$49.98		$27.05
Cost of securities of unaffiliated issuers held	$8,234,778		$6,153,429		$7,395,381
Cost of securities of affiliated issuers held	$722,926		$363,324		$1,116,008
Cost of foreign currency	$1,773		$–		$–

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2014 (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,378,459	$1,371,170		$1,284,767
Investments in securities, affiliated, at value	10,019	90,012		67,104
Short-term investments (repurchase agreements), at value	75,843	128,876		153,690
Total investments	1,464,321	1,590,058		1,505,561
Cash	1	–	(1)	1
Foreign currency	–	–		–	(1)
Receivable from investments sold	2,410	11,804		–
Receivable from fund shares sold	1,605	1,050		2,599
Dividends and interest receivable	29	2,894		2,759
Prepaid expenses	2	3		2
Total assets	1,468,368	1,605,809		1,510,922
LIABILITIES:
Payable for investments purchased	6,591	16,490		32,870
Payable for fund shares redeemed	1,564	2,262		914
Payable for operating expenses	520	901		518
Total liabilities	8,675	19,653		34,302
Total net assets	$1,459,693	$1,586,156		$1,476,620
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,153,129	$1,141,447		$1,201,276
Net unrealized appreciation on investments and foreign currency related transactions	385,732	226,836		206,968
Accumulated undistributed net investment income (loss)	(13,057)	–		9,687
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(66,111)	217,873		58,689
Total net assets	$1,459,693	$1,586,156		$1,476,620
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,231,921	$1,279,518		$1,172,529
Institutional Shares	$227,772	$306,638		$304,091
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	46,039,668	75,310,992		82,899,553
Institutional Shares	8,482,173	17,992,657		21,430,205
Net asset value per share
Investor Shares	$26.76	$16.99		$14.14
Institutional Shares	$26.85	$17.04		$14.19
Cost of securities of unaffiliated issuers held	$1,064,757	$1,304,473		$1,250,682
Cost of securities of affiliated issuers held	$13,832	$58,749		$47,896
Cost of foreign currency	$–	$–		$–	(1)

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2014

Dollar values in thousands

	EMERGING MARKETS(1)	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$12,214	$2,704	$12,677	$1,862
Dividends, from affiliated issuers	–	38	–	119
Total investment income	12,214	2,742	12,677	1,981
EXPENSES:
Management fees	5,978	2,087	8,846	1,249
Transfer agent fees
Investor Shares	476	602	1,630	371
Institutional Shares	20		20
Shareholder communications
Investor Shares	21	29	68	19
Institutional Shares	14		7
Custodian fees	447	104	163	96
Accounting fees	88	70	88	55
Professional fees	140	62	73	36
Offering fees	–	–	–	20
Registration fees
Investor Shares	26	68	64	79
Institutional Shares	29		74
Directors’ fees	14	6	23	6
Other operating expenses	23	11	23	2
Total operating expenses	7,276	3,039	11,079	1,933
Less amounts waived or paid by the Advisor	(17)	–	–	(60)
Net expenses	7,259	3,039	11,079	1,873
Net investment income (loss)	4,955	(297)	1,598	108
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	(40,579)	7,333	28,167	2,895
Investments, from affiliated issuers	–	(34)	(1)	(763)
Foreign currency related transactions	(154)	(35)	841	(67)
Total realized gain (loss)	(40,733)	7,264	29,007	2,065
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	53,274	6,496	42,635	(9,918)
Investments, from affiliated issuers	–	(594)	8,613	(771)
Foreign currency related transactions	10	(15)	1,318	(7)
Total increase in unrealized appreciation or depreciation	53,284	5,887	52,566	(10,696)
Net gain (loss) on investments and foreign currency related transactions	12,551	13,151	81,573	(8,631)
Net increase (decrease) in net assets resulting from operations	$17,506	$12,854	$83,171	$(8,523)
(1) Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,245	$146	$599	$95

(3) Net of foreign taxes on realized gains	916	81	–	–
(4) Net of increase in foreign taxes on unrealized gains	710	16	–	–

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2014 (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME(1)	INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$31,369	$–	$316,672	$16,550
Dividends, from affiliated issuers(3)	–	–	8,762	731
Interest	–	10,017	–	–
Total investment income	31,369	10,017	325,434	17,281
EXPENSES:
Management fees	16,508	1,182	148,576	14,809
Transfer agent fees
Investor Shares	3,088	219	25,793	2,240
Institutional Shares	21		26
Advisor Shares		71
Shareholder communications
Investor Shares	97	5	767	53
Institutional Shares	6		41
Advisor Shares		3
Custodian fees	216	7	3,595	415
Accounting fees	88	33	89	70
Professional fees	119	72	541	102
Offering fees	–	20	–	–
Registration fees
Investor Shares	172	48	482	76
Institutional Shares	54		59
Advisor Shares		56
Directors’ fees	38	4	377	28
Other operating expenses	27	1	216	23
Total operating expenses	20,434	1,721	180,562	17,816
Net investment income (loss)	10,935	8,296	144,872	(535)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	58,251	1,286	944,468	78,161
Investments, from affiliated issuers	–	–	12,235	(735)
Foreign currency related transactions	717	288	(3,296)	(430)
Total realized gain	58,968	1,574	953,407	76,996
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	74,560	(6,967)	(551,682)	(100,813)
Investments, from affiliated issuers	(248)	–	260,710	(3,890)
Foreign currency related transactions	1,348	222	(2,425)	(114)
Total increase (decrease) in unrealized appreciation or depreciation	75,660	(6,745)	(293,397)	(104,817)
Net gain (loss) on investments and foreign currency related transactions	134,628	(5,171)	660,010	(27,821)
Net increase (decrease) in net assets resulting from operations	$145,563	$3,125	$804,882	$(28,356)
(1) For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$952	$–	$22,444	$716

(3) Net of foreign taxes withheld on dividends, affiliated issuers	–	–	974	–
(4) Net of foreign taxes on realized gains	193	–	–	–
(5) Net of decrease in foreign taxes on unrealized gains	(9)	–	–	–

The accompanying notes are an integral part of the financial statements.

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Statements of Operations – For the Year Ended September 30, 2014 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$207,860	$43,142	$157,811
Dividends, from affiliated issuers(2)	26,818	982	34,060
Total investment income	234,678	44,124	191,871
EXPENSES:
Management fees	107,760	89,620	108,384
Transfer agent fees
Investor Shares	17,849	14,004	23,007
Institutional Shares	24	31	24
Shareholder communications
Investor Shares	654	522	1,509
Institutional Shares	18	82	46
Custodian fees	1,959	200	192
Accounting fees	88	59	58
Professional fees	384	295	422
Registration fees
Investor Shares	261	126	161
Institutional Shares	68	121	33
Directors’ fees	275	232	280
Other operating expenses	173	138	167
Total operating expenses	129,513	105,430	134,283
Net investment income (loss)	105,165	(61,306)	57,588
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on:
Investments, from unaffiliated issuers(3)	516,896	1,172,744	841,487
Investments, from affiliated issuers	51,690	49,467	186,104
Foreign currency related transactions	24,383	–	–
Total realized gain	592,969	1,222,211	1,027,591
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	68,965	(519,345)	(93,241)
Investments, from affiliated issuers	(114,770)	(94,153)	(180,216)
Foreign currency related transactions	45,286	–	–
Total decrease in unrealized appreciation or depreciation	(519)	(613,498)	(273,457)
Net gain on investments and foreign currency related transactions	592,450	608,713	754,134
Net increase in net assets resulting from operations	$697,615	$547,407	$811,722
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$9,867	$187	$97
(2) Net of foreign taxes withheld on dividends, affiliated issuers	2,857	–	–
(3) Net of foreign taxes on realized gains	670	–	–
(4) Net of decrease in foreign taxes on unrealized gains	(93)	–	–

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2014 (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$2,031	$21,673	$28,594
Dividends, from affiliated issuers	–	9,732	440
Total investment income	2,031	31,405	29,034
EXPENSES:
Management fees	15,692	23,658	9,908
Transfer agent fees
Investor Shares	3,014	5,292	2,759
Institutional Shares	20	19	20
Shareholder communications
Investor Shares	221	427	200
Institutional Shares	15	20	8
Custodian fees	43	67	95
Accounting fees	58	60	65
Professional fees	92	127	81
Registration fees
Investor Shares	64	56	107
Institutional Shares	31	33	28
Directors’ fees	40	63	34
Other operating expenses	31	42	29
Total operating expenses	19,321	29,864	13,334
Net investment income (loss)	(17,290)	1,541	15,700
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	19,466	288,938	95,846
Investments, from affiliated issuers	10,002	81,839	279
Foreign currency related transactions	–	– (1)	(46)
Total realized gain	29,468	370,777	96,079
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(9,486)	(287,537)	38,694
Investments, from affiliated issuers	(63,278)	(53,385)	(84)
Foreign currency related transactions	–	–	(15)
Total increase (decrease) in unrealized appreciation or depreciation	(72,764)	(340,922)	38,595
Net gain (loss) on investments and foreign currency related transactions	(43,296)	29,855	134,674
Net increase (decrease) in net assets resulting from operations	$(60,586)	$31,396	$150,374
(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$129	$429

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS(1)		GLOBAL EQUITY
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$4,955	$7,046	$(297)	$(62)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(40,579)	(21,185)	7,333	7,643
Investments, from affiliated issuers	–	–	(34)	–
Foreign currency related transactions	(154)	(663)	(35)	6
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	53,274	5,799	6,496	5,538
Investments, from affiliated issuers	–	–	(594)	–
Foreign currency related transactions	10	(23)	(15)	1
Net increase (decrease) in net assets resulting from operations	17,506	(9,026)	12,854	13,126
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,021)	(3,431)	–	(47)
Institutional Shares	(4,377)	(7,538)
Net realized gains on investment transactions:
Investor Shares	–	–	(7,484)	(857)
Total distributions paid to shareholders	(5,398)	(10,969)	(7,484)	(904)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(269,148)	(104,870)	74,809	128,331
Total increase (decrease) in net assets	(257,040)	(124,865)	80,179	140,553
Net assets, beginning of period	662,391	787,256	156,091	15,538
Net assets, end of period	$405,351	$662,391	$236,270	$156,091
Accumulated undistributed net investment income (loss)	$1,649	$2,799	$–	$2

(1)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Period Ended 9/30/2013(1)
OPERATIONS:
Net investment income (loss)	$1,598	$(1,184)	$108	$25
Net realized gain (loss) on:
Investments, from unaffiliated issuers	28,167	(22)	2,895	81
Investments, from affiliated issuers	(1)	–	(763)	–
Foreign currency related transactions	841	762	(67)	13
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	42,635	102,667	(9,918)	766
Investments, from affiliated issuers	8,613	–	(771)	–
Foreign currency related transactions	1,318	16	(7)	(1)
Net increase (decrease) in net assets resulting from operations	83,171	102,239	(8,523)	884
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(38)	–
Net realized gains on investment transactions:
Investor Shares	–	–	(85)	–
Total distributions paid to shareholders	–	–	(123)	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	322,388	339,637	135,180	38,694
Total increase in net assets	405,559	441,876	126,534	39,578
Net assets, beginning of period	754,149	312,273	39,578	–
Net assets, end of period	$1,159,708	$754,149	$166,112	$39,578
Accumulated undistributed net investment income (loss)	$2,097	$(28)	$22	$38

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Year Ended 9/30/2014	Year Ended 9/30/2013	Period Ended 9/30/2014(1)
OPERATIONS:
Net investment income	$10,935	$2,788	$8,296
Net realized gain (loss) on:
Investments, from unaffiliated issuers	58,251	17,750	1,286
Investments, from affiliated issuers	–	(29)	–
Foreign currency related transactions	717	1,979	288
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	74,560	100,398	(6,967)
Investments, from affiliated issuers	(248)	3,981	–
Foreign currency related transactions	1,348	96	222
Net increase in net assets resulting from operations	145,563	126,963	3,125
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(5,322)	(1,216)	(4,561)
Institutional Shares	(3,036)	(386)
Advisor Shares			(3,737)
Net realized gains on investment transactions:
Investor Shares	(15,793)	(639)	–
Institutional Shares	(7,056)	(169)
Advisor Shares			–
Total distributions paid to shareholders	(31,207)	(2,410)	(8,298)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	608,003	754,362	511,164
Total increase in net assets	722,359	878,915	505,991
Net assets, beginning of period	1,144,821	265,906	–
Net assets, end of period	$1,867,180	$1,144,821	$505,991
Accumulated undistributed net investment income (loss)	$5,262	$3,187	$110

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$144,872	$145,716	$(535)	$1,635
Net realized gain (loss) on:
Investments, from unaffiliated issuers	944,468	697,841	78,161	79,981
Investments, from affiliated issuers	12,235	–	(735)	–
Foreign currency related transactions	(3,296)	(1,814)	(430)	268
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(551,682)	1,546,232	(100,813)	126,463
Investments, from affiliated issuers	260,710	–	(3,890)	–
Foreign currency related transactions	(2,425)	908	(114)	27
Net increase (decrease) in net assets resulting from operations	804,882	2,388,883	(28,356)	208,374
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(104,230)	(82,687)	(4,981)	(7,730)
Institutional Shares	(42,531)	(37,967)
Net realized gains on investment transactions:
Investor Shares	–	–	(64,140)	–
Total distributions paid to shareholders	(146,761)	(120,654)	(69,121)	(7,730)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	3,454,481	1,502,705	191,418	79,457
Total increase in net assets	4,112,602	3,770,934	93,941	280,101
Net assets, beginning of period	13,421,224	9,650,290	996,150	716,049
Net assets, end of period	$17,533,826	$13,421,224	$1,090,091	$996,150
Accumulated undistributed net investment income (loss)	$137,589	$142,206	$(8)	$2,616

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$105,165	$75,951	$(61,306)	$(41,831)
Net realized gain on:
Investments, from unaffiliated issuers	516,896	521,533	1,172,744	717,544
Investments, from affiliated issuers	51,690	92,212	49,467	17,313
Foreign currency related transactions	24,383	114,018	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	68,965	1,241,779	(519,345)	1,294,858
Investments, from affiliated issuers	(114,770)	234,473	(94,153)	160,282
Foreign currency related transactions	45,286	5,442	–	–
Net increase in net assets resulting from operations	697,615	2,285,408	547,407	2,148,166
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(141,848)	(53,270)	–	–
Institutional Shares	(41,492)	(19,853)	–	–
Net realized gains on investment transactions:
Investor Shares	(484,885)	(25,891)	(435,868)	(225,704)
Institutional Shares	(132,447)	(8,359)	(268,248)	(83,801)
Total distributions paid to shareholders	(800,672)	(107,373)	(704,116)	(309,505)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,062,751	1,632,872	581,357	520,163
Total increase in net assets	959,694	3,810,907	424,648	2,358,824
Net assets, beginning of period	10,450,142	6,639,235	9,076,769	6,717,945
Net assets, end of period	$11,409,836	$10,450,142	$9,501,417	$9,076,769
Accumulated undistributed net investment income (loss)	$91,816	$159,263	$(45,474)	$(39,542)

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$57,588	$61,476	$(17,290)	$(9,183)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	841,487	478,655	19,466	34,660
Investments, from affiliated issuers	186,104	(3,029)	10,002	(1,438)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(93,241)	1,540,909	(9,486)	274,668
Investments, from affiliated issuers	(180,216)	421,781	(63,278)	40,875
Net increase (decrease) in net assets resulting from operations	811,722	2,499,792	(60,586)	339,582
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(40,163)	(43,589)	–	–
Institutional Shares	(9,155)	(3,530)	–	–
Net realized gains on investment transactions:
Investor Shares	(400,451)	(361,177)	–	–
Institutional Shares	(60,467)	(20,573)	–	–
Total distributions paid to shareholders	(510,236)	(428,869)	–	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(89,475)	695,576	(34,679)	488,483
Total increase (decrease) in net assets	212,011	2,766,499	(95,265)	828,065
Net assets, beginning of period	10,796,040	8,029,541	1,554,958	726,893
Net assets, end of period	$11,008,051	$10,796,040	$1,459,693	$1,554,958
Accumulated undistributed net investment income (loss)	$39,180	$35,226	$(13,057)	$(8,571)

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP VALUE		VALUE
	Year Ended 9/30/2014	Year Ended 9/30/2013	Year Ended 9/30/2014	Year Ended 9/30/2013
OPERATIONS:
Net investment income	$1,541	$12,910	$15,700	$9,925
Net realized gain (loss) on:
Investments, from unaffiliated issuers	288,938	52,159	95,846	75,032
Investments, from affiliated issuers	81,839	1,966	279	2,872
Foreign currency related transactions	– (1)	1	(46)	(54)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(287,537)	392,532	38,694	70,099
Investments, from affiliated issuers	(53,385)	64,885	(84)	13,619
Foreign currency related transactions	–	–	(15)	3
Net increase in net assets resulting from operations	31,396	524,453	150,374	171,496
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(5,806)	(17,878)	(7,502)	(5,169)
Institutional Shares	(1,030)	(3,395)	(2,037)	(1,901)
Net realized gains on investment transactions:
Investor Shares	(86,756)	(51,396)	(56,730)	–
Institutional Shares	(12,496)	(7,307)	(11,945)	–
Total distributions paid to shareholders	(106,088)	(79,976)	(78,214)	(7,070)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,103,295)	(335,404)	(9,170)	413,724
Total increase (decrease) in net assets	(1,177,987)	109,073	62,990	578,150
Net assets, beginning of period	2,764,143	2,655,070	1,413,630	835,480
Net assets, end of period	$1,586,156	$2,764,143	$1,476,620	$1,413,630
Accumulated undistributed net investment income (loss)	$–	$–	$9,687	$4,908

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

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ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
EMERGING MARKETS FUND
Investor Shares(5)
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	(0.10)	$11.38
9/30/2010	$13.03	0.18	2.12	2.30	(0.09)	—	(0.09)	$15.24
Institutional Shares
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	(0.14)	$11.37
9/30/2010	$13.02	0.17	2.15	2.32	(0.11)	—	(0.11)	$15.23
GLOBAL EQUITY FUND
Investor Shares
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	(0.14)	$9.83
9/30/2010(6)	$10.00	0.03	0.20	0.23	—	—	—	$10.23
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	(0.13)	$10.90
9/30/2010	$9.14	(0.09)	1.94	1.85	—	—	—	$10.99
Institutional Shares
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	$14.29
9/30/2011(7)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	$10.88

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
EMERGING MARKETS FUND
Investor Shares(5)
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
9/30/2010	17.75%	$235,609	1.50%	1.73%	1.28%	25.89%
Institutional Shares
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
9/30/2010	17.94%	$284,187	1.31%	n/a	1.25%	25.89%
GLOBAL EQUITY FUND
Investor Shares
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
9/30/2010(6)	2.30%	$10,469	1.50%	3.66%	0.69%	60.81%
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
9/30/2010	20.24%	$72,458	1.50%	1.54%	(0.91)%	79.99%
Institutional Shares
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(7)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%
Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2014	$10.61	0.01	0.48	0.49	(0.01)	(0.02)	(0.03)	—	$11.07
9/30/2013(8)	$10.00	0.01	0.60	0.61	—	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	—	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	—	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	—	$9.28
9/30/2010	$8.64	0.06	0.87	0.93	(0.20)	—	(0.20)	—	$9.37
Institutional Shares
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	—	$14.46
9/30/2012(9)	$10.75	0.01	0.82	0.83	—	—	—	—	$11.58
HIGH INCOME FUND
Investor Shares
9/30/2014(10)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
9/30/2014(10)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
INTERNATIONAL FUND
Investor Shares
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	—	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	—	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	—	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	(0.18)	—	$18.37
9/30/2010	$20.16	0.17	0.49	0.66	(0.25)	—	(0.25)	—	$20.57
Institutional Shares
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	—	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	—	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	—	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	(0.23)	—	$18.50
9/30/2010	$20.29	0.22	0.49	0.71	(0.28)	—	(0.28)	—	$20.72

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2014	4.62%	$166,112	1.50%	1.55%	0.09%	72.15%
9/30/2013(8)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
9/30/2010	10.98%	$34,754	1.50%	1.96%	0.71%	34.52%
Institutional Shares
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(9)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
HIGH INCOME FUND
Investor Shares
9/30/2014(10)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
9/30/2014(10)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
INTERNATIONAL FUND
Investor Shares
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
9/30/2010	3.27%	$7,294,721	1.23%	n/a	0.86%	70.51%
Institutional Shares
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
9/30/2010	3.54%	$2,353,948	0.98%	n/a	1.10%	70.51%

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	(0.01)	$16.44
9/30/2010	$16.66	0.02	2.07	2.09	(0.12)	—	(0.12)	$18.63
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	(0.35)	$23.44
9/30/2010	$22.83	0.31	2.02	2.33	(0.42)	—	(0.42)	$24.74
Institutional Shares
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	(0.40)	$23.47
9/30/2010	$22.83	0.36	2.02	2.38	(0.45)	—	(0.45)	$24.76
MID CAP FUND
Investor Shares
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	$31.14
9/30/2010	$24.28	(0.20)	5.47	5.27	—	—	—	$29.55
Institutional Shares
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	$32.23
9/30/2010	$25.00	(0.14)	5.64	5.50	—	—	—	$30.50

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%
9/30/2010	12.60%	$797,393	1.50%	n/a	0.14%	73.90%
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
9/30/2010	10.39%	$2,688,156	1.21%	n/a	1.34%	21.02%
Institutional Shares
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
9/30/2010	10.66%	$649,558	1.01%	n/a	1.57%	21.02%
MID CAP FUND
Investor Shares
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
9/30/2010	21.71%	$4,375,235	1.23%	n/a	(0.77)%	63.46%
Institutional Shares
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
9/30/2010	22.00%	$502,446	0.96%	n/a	(0.51)%	63.46%

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	(0.48)	$18.88
9/30/2010	$16.85	0.11	1.97	2.08	(0.07)	—	(0.07)	$18.86
Institutional Shares
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
9/30/2012(11)	$20.93	0.21	0.01	0.22	—	—	—	$21.15
SMALL CAP FUND
Investor Shares
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	$16.01
9/30/2010	$12.88	(0.09)	1.61	1.52	—	—	—	$14.40
Institutional Shares
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70
9/30/2012(12)	$19.62	(0.18)	1.45	1.27	—	—	—	$20.89

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
9/30/2010	12.35%	$5,739,627	1.21%	n/a	0.60%	37.71%
Institutional Shares
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(11)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
SMALL CAP FUND
Investor Shares
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
9/30/2010	11.80%	$322,730	1.31%	n/a	(0.67)%	62.67%
Institutional Shares
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(12)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP VALUE FUND
Investor Shares
9/30/2014	$18.06	—	(0.37)	(0.37)	(0.04)	(0.66)	(0.70)	$16.99
9/30/2013	$15.24	0.08	3.23	3.31	(0.13)	(0.36)	(0.49)	$18.06
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	(0.02)	$14.30
9/30/2010	$13.56	0.02	1.29	1.31	(0.02)	—	(0.02)	$14.85
Institutional Shares
9/30/2014	$18.08	0.05	(0.38)	(0.33)	(0.05)	(0.66)	(0.71)	$17.04
9/30/2013	$15.26	0.11	3.24	3.35	(0.17)	(0.36)	(0.53)	$18.08
9/30/2012(11)	$16.16	0.06	(0.96)	(0.90)	—	—	—	$15.26
VALUE FUND
Investor Shares
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	(0.08)	$9.11
9/30/2010	$8.12	0.07	0.76	0.83	(0.04)	—	(0.04)	$8.91
Institutional Shares
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35
9/30/2011(7)	$10.60	0.02	(1.50)	(1.48)	—	—	—	$9.12

Footnotes are presented on Page 97.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
SMALL CAP VALUE FUND
Investor Shares
9/30/2014	(2.33)%	$1,279,518	1.23%	n/a	0.02%	30.72%
9/30/2013	22.24%	$2,421,658	1.24%	n/a	0.46%	26.66%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
9/30/2010	9.64%	$2,690,416	1.22%	n/a	0.11%	37.14%
Institutional Shares
9/30/2014	(2.11)%	$306,638	0.99%	n/a	0.30%	30.72%
9/30/2013	22.54%	$342,485	1.00%	n/a	0.70%	26.66%
9/30/2012(11)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%
VALUE FUND
Investor Shares
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
9/30/2010	10.19%	$266,373	1.27%	n/a	0.86%	70.69%
Institutional Shares
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(7)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	The ratios exclude expenses waived or paid by Artisan Partners Limited Partnership.
(5)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(6)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(7)	For the period from commencement of operations (July 26, 2011) through September 30, 2011.
(8)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(9)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(10)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(11)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(12)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – September 30, 2014

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Partners Funds is a series company comprised of fourteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date		Institutional Shares Inception Date	Advisor Shares Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	*	June 26, 2006	N/A
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010		N/A	N/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008		July 26, 2011	N/A
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013		N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007		July 17, 2012	N/A
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014		N/A	March 19, 2014
Artisan International Fund (“International Fund” or “International”)	December 28, 1995		July 1, 1997	N/A
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001		N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002		October 1, 2006	N/A
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997		July 1, 2000	N/A
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001		February 1, 2012	N/A
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995		May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997		February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006		July 26, 2011	N/A

*	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.

The investment objective of each Fund (except High Income Fund) is to seek long-term capital growth. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are sold to investors meeting certain minimum investment requirements. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Partners Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Each fixed income security was valued based on evaluations provided by the Funds’ pricing vendors, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or pricing models as approved by Artisan Partners Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Partners Funds’ board of directors (the “board of directors”).

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

Securities for which prices were not available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors. A price was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price that resulted from the Funds’ valuation procedures did not reflect a fair value of the security, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Partners Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(b)	Risks – The value of securities held by a Fund may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund may invest may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they will

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2014) and have concluded that, as of September 30, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the year ended September 30, 2014, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2014, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2014, Global Opportunities, Global Value, High Income and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At September 30, 2014, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

(h)	Equity-linked participation certificates – Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Partners Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)	Pursuant to the terms of certain Term Loan agreements, High Income Fund held unfunded loan commitments as of September 30, 2014. High Income Fund is obligated to fund these loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating cash, liquid securities, and liquid bank loans. As of September 30, 2014, the total amount segregated in connection with unfunded commitments was $41,680,000.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant market movement, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2014 (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$20,492	$-	$-	$20,492
Emerging Asia	229,414	-	91	229,505
Europe, Middle East & Africa	61,053	4,345	-	65,398
Latin America	69,251	-	-	69,251
Preferred Stocks(1)
Emerging Asia	10,230	-	-	10,230
Latin America	3,201	-	-	3,201
Convertible Debentures(1)
Latin America	-	-	2	2
Repurchase Agreement	-	10,195	-	10,195
Total Investments	$393,641	$14,540	$93	$408,274
Global Equity
Common Stocks(1)
Americas	$115,790	$-	$-	$115,790
Emerging Markets	46,365	-	-	46,365
Europe	52,979	-	-	52,979
Pacific Basin	14,554	-	-	14,554
Repurchase Agreement	-	4,560	-	4,560
Total Investments	$229,688	$4,560	$-	$234,248
Global Opportunities
Common Stocks(1)
Americas	$649,790	$-	$-	$649,790
Emerging Markets	148,218	-	-	148,218
Europe	198,618	1,074	-	199,692
Pacific Basin	94,787	-	-	94,787
Repurchase Agreement	-	66,725	-	66,725
Total Investments	1,091,413	67,799	-	1,159,212
Foreign Currency Forward Contracts(2)	-	1,342	-	1,342
Total	$1,091,413	$69,141	$-	$1,160,554

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Small Cap
Common Stocks(1)
Americas	$22,769	$-	$-	$22,769
Emerging Markets	40,171	-	-	40,171
Europe	62,997	-	-	62,997
Middle East	4,880	-	-	4,880
Pacific Basin	15,902	-	-	15,902
Equity-Linked Securities(1)
Emerging Markets	-	2,581	-	2,581
Repurchase Agreement	-	13,464	-	13,464
Total Investments	$146,719	$16,045	$-	$162,764
Global Value
Common Stocks(1)
Americas	$1,027,248	$-	$-	$1,027,248
Emerging Markets	74,930	-	7,116	82,046
Europe	548,268	-	-	548,268
Pacific Basin	21,620	-	-	21,620
Repurchase Agreement	-	193,139	-	193,139
Total Investments	1,672,066	193,139	7,116	1,872,321
Foreign Currency Forward Contracts(2)	-	1,429	-	1,429
Total	$1,672,066	$194,568	$7,116	$1,873,750
High Income
Corporate Bonds(1)	$-	$340,839	$-	$340,839
Bank Loans(1)	-	143,526	-	143,526
Repurchase Agreement	-	59,282	-	59,282
Total Investments	-	543,647	-	543,647
Foreign Currency Forward Contracts(2)	-	225	-	225
Total	$-	$543,872	$-	$543,872
International
Common Stocks(1)
Americas	$1,393,580	$-	$-	$1,393,580
Emerging Markets	2,857,236	-	-	2,857,236
Europe	8,721,322	-	-	8,721,322
Pacific Basin	3,512,205	-	-	3,512,205
Equity-Linked Securities(1)
Europe	-	118,614	-	118,614
Preferred Stocks(1)
Europe	217,862	-	-	217,862
Repurchase Agreement	-	642,096	-	642,096
Total Investments	$16,702,205	$760,710	$-	$17,462,915

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap
Common Stocks(1)
Americas	$45,171	$-	$-	$45,171
Emerging Markets	405,168	-	-	405,168
Europe	491,412	-	-	491,412
Pacific Basin	47,402	-	-	47,402
Repurchase Agreement	-	91,604	-	91,604
Total Investments	$989,153	$91,604	$-	$1,080,757
International Value
Common Stocks(1)
Americas	$2,322,834	$-	$-	$2,322,834
Emerging Markets	834,678	-	44,852	879,530
Europe	5,953,699	-	-	5,953,699
Pacific Basin	739,936	-	-	739,936
Preferred Stocks(1)
Emerging Markets	30,629	-	-	30,629
Repurchase Agreement	-	1,422,094	-	1,422,094
Total Investments	9,881,776	1,422,094	44,852	11,348,722
Foreign Currency Forward Contracts(2)	-	46,489	-	46,489
Total	$9,881,776	$1,468,583	$44,852	$11,395,211
Mid Cap
Common Stocks(1)	$9,124,578	$-	$-	$9,124,578
Repurchase Agreement	-	336,424	-	336,424
Total Investments	$9,124,578	$336,424	$-	$9,461,002
Mid Cap Value
Common Stocks(1)	$10,169,679	$-	$-	$10,169,679
Repurchase Agreement	-	868,907	-	868,907
Total Investments	$10,169,679	$868,907	$-	$11,038,586
Small Cap
Common Stocks(1)	$1,388,478	$-	$-	$1,388,478
Repurchase Agreement	-	75,843	-	75,843
Total Investments	$1,388,478	$75,843	$-	$1,464,321
Small Cap Value
Common Stocks(1)	$1,461,182	$-	$-	$1,461,182
Repurchase Agreement	-	128,876	-	128,876
Total Investments	$1,461,182	$128,876	$-	$1,590,058
Value
Common Stocks(1)	$1,283,857	$-	$-	$1,283,857
Preferred Stocks(1)	68,014	-	-	68,014
Repurchase Agreement	-	153,690	-	153,690
Total Investments	$1,351,871	$153,690	$-	$1,505,561

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2014, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of September 30, 2014 (in thousands):

Transfers from Level 1 to Level 2
Emerging Markets	$3,363

At September 30, 2013, two securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of September 30, 2014, those securities were still held by the Fund and continue to be classified as Level 3 due to trading halts. Fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 95%. At September 30, 2014, Emerging Markets Fund also held one security that was transferred from Level 1 to Level 3 due to illiquidity. Fair market value was determined in good faith by the valuation committee using various inputs, including an unobservable input of a last trade price in an inactive market. At September 30, 2014, one security held by Global Value Fund and International Value Fund was classified as Level 3 due to a halt in trading. Fair market value was determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 20%. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. As of September 30, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	Global Value Fund(2)
Balance as of September 30, 2013	$288	$-
Transfers into Level 3	2	-
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2014	(197)	(1,667)
Purchases	-	8,783
Sales	-	-
Realized Gain/Loss	-	-
Transfers out of Level 3	-	-

Balance as of September 30, 2014	$93	$7,116

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

International Value Fund(2)
Balance as of September 30, 2013	$-
Transfers into Level 3	-
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2014	(10,505)
Purchases	55,357
Sales	-
Realized Gain/Loss	-
Transfers out of Level 3	-

Balance as of September 30, 2014	$44,852

(1)

Two of the Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia and one was a convertible debenture with a regional classification of Latin America.

(2)	The Level 3 security in Global Value Fund and International Value Fund was an equity security with a regional classification of Emerging Asia.

(4)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands):

Foreign currency forward contracts
	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Opportunities	State Street Bank and Trust Company	$1,342	$-	$-	$1,342
Global Value	State Street Bank and Trust Company	1,475	(46)	-	1,429
High Income	State Street Bank and Trust Company	225	-	-	225
International Value	State Street Bank and Trust Company	46,839	(350)	-	46,489
	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Value	State Street Bank and Trust Company	$46	$(46)	$-	$-
International Value	State Street Bank and Trust Company	350	(350)	-	-

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares and Advisor Shares, as applicable, on the Funds’ behalf. Many authorized agents charged a fee for accounting

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of September 30, 2014 up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2014 (in thousands):

	Year Ended 9/30/2014
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Emerging Markets Fund - Investor Shares(1)	$62	$414	$476
Artisan Emerging Markets Fund - Institutional Shares	20	-	20
Artisan Global Equity Fund - Investor Shares	68	534	602
Artisan Global Opportunities Fund - Investor Shares	78	1,552	1,630
Artisan Global Opportunities Fund - Institutional Shares	20	-	20
Artisan Global Small Cap Fund - Investor Shares	65	306	371
Artisan Global Value Fund - Investor Shares	87	3,001	3,088
Artisan Global Value Fund - Institutional Shares	21	-	21
Artisan High Income Fund - Investor Shares(2)	23	196	219
Artisan High Income Fund - Advisor Shares(2)	22	49	71
Artisan International Fund - Investor Shares	867	24,926	25,793
Artisan International Fund - Institutional Shares	26	-	26
Artisan International Small Cap Fund - Investor Shares	90	2,150	2,240
Artisan International Value Fund - Investor Shares	390	17,459	17,849
Artisan International Value Fund - Institutional Shares	24	-	24
Artisan Mid Cap Fund - Investor Shares	126	13,878	14,004
Artisan Mid Cap Fund - Institutional Shares	31	-	31
Artisan Mid Cap Value Fund - Investor Shares	430	22,577	23,007
Artisan Mid Cap Value Fund - Institutional Shares	24	-	24
Artisan Small Cap Fund - Investor Shares	124	2,890	3,014
Artisan Small Cap Fund - Institutional Shares	20	-	20
Artisan Small Cap Value Fund - Investor Shares	84	5,208	5,292
Artisan Small Cap Value Fund - Institutional Shares	19	-	19
Artisan Value Fund - Investor Shares	79	2,680	2,759
Artisan Value Fund - Institutional Shares	20	-	20

(1)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the year ended September 30, 2014 as follows (in thousands):

Emerging Markets	$5
Global Equity	-	(1)
Global Opportunities	18
Global Value	4
International	78
International Small Cap	9
International Value	46
Mid Cap	199
Mid Cap Value	227
Small Cap	28
Small Cap Value	141
Value	25

(1) Amount rounds to less than $1.

(7)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2014 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$1,342
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$1,475
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(46)
High Income	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$225
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$46,839
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(350)

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2014 was as follows (in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Emerging Markets	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$-	(1)
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$879
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$866
High Income	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$298	(2)
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$2,201

(1)	Amount rounds to less than $1.
(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$1,363
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$1,414
High Income	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$225	(1)
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$46,508

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)		Contracts Open at September 30, 2014
Global Opportunities	2	2		2
Global Value	4	4		4
High Income	-	1	(2)	1
International Value	4	2		2

(1)	During the year ended September 30, 2014.
(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(8)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Partners Funds are affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

For each of Emerging Markets Fund, Global Equity Fund, Global Small Cap Fund and High Income Fund, the Adviser has contractually agreed to reimburse the Funds for their management fees and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of average daily net assets for Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund and 1.25% of average daily net assets for High Income Fund. The contracts for Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund continue through February 1, 2015 and the contract for High Income Fund continues through April 1, 2015, at which times the Adviser will determine whether to renew, revise or discontinue the contracts. For periods prior to February 1, 2014, for each of Global Opportunities Fund and Global Value Fund, the Adviser contractually agreed to reimburse the Funds for management fees and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of average daily net assets. Such contractual arrangements expired on February 1, 2014. For the year ended September 30, 2014, the Adviser waived management fees of approximately $17,000 and $60,000 for Emerging Markets Fund and Global Small Cap Fund, respectively. For the year ended September 30, 2014, no operating expenses were reimbursed by the Adviser. The Funds had no receivables from or payables to the Adviser as of September 30, 2014.

The officers and director of Artisan Partners Funds who are affiliated with the Adviser receive no compensation from the Funds. Effective January 1, 2014, the compensation paid to the directors of Artisan Partners Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $250,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Artisan Partners Funds. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the governance and nominating committee receives an additional $30,000 annually, payable quarterly. (Prior to January 1, 2014, each director who was not an affiliated person of Artisan Partners received an annual retainer of $210,000, the independent chair of the board of directors received $60,000 annually, and the independent chair of the audit and governance and nominating committees received an additional $30,000 annually.) These fees were generally allocated to each of the Artisan Partners Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Partners Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Partners Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of September 30, 2014, no directors were participating in the deferred compensation plan.

Shares of Artisan Partners Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in September 2015, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all Artisan Partners Funds may not exceed $100 million. Artisan Partners Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2014, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund and Global Equity Fund, which had maximum borrowings of approximately $33,264,000 and $3,366,000, respectively. There were no borrowings under the line of credit at September 30, 2014.

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2014 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$177,796	$431,805
Global Equity	245,753	182,059
Global Opportunities	706,136	417,540
Global Small Cap	204,790	85,812
Global Value	900,279	368,150
High Income(1)	708,164	176,409
International	10,718,675	7,297,132
International Small Cap	700,664	638,595
International Value	2,405,884	2,037,094
Mid Cap	5,095,377	5,093,210
Mid Cap Value	2,732,283	3,282,167
Small Cap	599,690	645,380
Small Cap Value	691,390	1,749,154
Value	697,602	757,132

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

(11)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the year ended September 30, 2014 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2014.

		As of 9/30/13			Net Realized Gain (Loss)		As of 9/30/14
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
Global Equity
	China Oil & Gas Group Ltd.†	19,638,000	$4,402	$124	$(34)	$38	44,698,000	$7,196
	Total#		$4,402	$124	$(34)	$38		$7,196
Global Opportunities
	IHS, Inc., Class A†	268,357	$27,366	$48	$(1)	$-	496,795	$62,194
	Total#		$27,366	$48	$(1)	$-		$62,194

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/13			Net Realized Gain (Loss)		As of 9/30/14
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
	Global Small Cap
	Carpetright plc§†	-	$7,285	$1,628	$(763)	$-	521,091	$3,126
	China Oil & Gas Group Ltd.†	9,480,000	5,084	-	-	34	39,460,000	6,353
	Oldtown Bhd†	1,071,400	1,999	-	-	85	4,636,475	2,516
	Total#		$14,368	$1,628	$(763)	$119		$8,869
	Global Value
	Arch Capital Group Ltd.	645,320	$17,746	$-	$-	$-	958,157	$52,430
	Total#		$17,746	$-	$-	$-		$52,430
	International
	IHI Corp.†	24,638,540	$268,920	$27,398	$1,502	$4,946	81,032,963	$419,665
	NGK Insulators Ltd.†	13,578,677	107,429	53,331	10,733	3,816	17,247,482	410,763
	Total#		$376,349	$80,729	$12,235	$8,762		$830,428
	International Small Cap
	Carpetright plc§†	-	$3,414	$3,286	$(128)	$-	-	$-
	China Oil & Gas Group Ltd.†	67,060,000	33,631	-	-	197	261,120,000	42,035
	Oldtown Bhd†	12,755,200	5,462	2,517	(607)	534	20,419,525	11,080
	Total#		$42,507	$5,803	$(735)	$731		$53,115
	International Value
	Akastor ASA†	-	$226,376	$893	$64	$6,096	14,415,446	$58,001
	Alent plc	17,387,295	10,474	456	93	7,386	18,377,001	97,717
	Arch Capital Group Ltd.	5,768,633	16,111	1,603	1,270	-	6,031,602	330,049
	Carpetright plc§†	2,764,443	18,983	49,576	6,234	-	-	-
	Panalpina Welttransport Holding AG	1,669,654	31,687	24,562	5,375	3,388	1,722,398	216,675
	QinetiQ Group plc§	55,999,571	21,650	109,726	37,381	1,992	28,047,913	102,080
	Stanley Electric Co., Ltd.	9,759,300	25,221	20,710	1,019	2,833	9,993,200	216,128
	Vesuvius plc	18,827,331	14,863	646	254	5,123	20,662,360	151,339
	Total#		$365,365	$208,172	$51,690	$26,818		$1,069,909
	Mid Cap
	athenahealth, Inc.§	1,482,981	$46,034	$105,128	$44,782	$-	1,166,148	$153,570
	Cepheid, Inc.§	3,719,402	8,367	58,200	3,830	-	2,462,403	108,419
	CommVault Systems, Inc.§†	597,441	87,446	85,409	(46,530)	-	-	-
	FLIR Systems, Inc.	3,598,959	16,903	39,749	3,260	982	2,753,836	86,305
	IHS, Inc., Class A†	2,739,717	108,858	28,125	8,220	-	3,450,813	432,007
	IPG Photonics Corp.§	2,228,158	5,672	95,593	8,910	-	907,777	62,437
	Isis Pharmaceuticals, Inc.§	4,726,216	16,068	75,650	26,995	-	3,255,236	126,401
	Total#		$289,348	$487,854	$49,467	$982		$518,312
	Mid Cap Value
	Allied World Assurance Co. Holdings AG§†	1,266,243	$21,434	$6,871	$(385)	$3,159	4,177,114	$153,885
	Arch Capital Group Ltd.	3,963,486	6,362	14,090	(52)	-	3,818,624	208,955
	Arrow Electronics, Inc.	5,482,961	8,088	20,877	3,950	-	5,282,526	292,388
	Avnet, Inc.	7,204,079	8,453	19,870	1,553	4,446	6,940,710	288,039
	FLIR Systems, Inc.	8,224,522	6,664	17,693	2,146	3,237	7,923,855	248,333
	Hatteras Financial Corp.	7,493,455	10,140	7,401	(3,363)	15,264	7,662,175	137,613

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/13			Net Realized Gain (Loss)		As of 9/30/14
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
	Ingram Micro, Inc., Class A§	9,307,460	$1,406	$220,733	$80,826	$-	1,457,716	$37,624
	Lexmark International, Inc., Class A§	3,344,312	2,823	146,141	31,783	3,614	377,430	16,041
	McDermott International, Inc.	13,830,400	3,236	6,035	(4,099)	-	13,345,344	76,336
	NeuStar, Inc., Class A†	-	181,613	6,705	(5,660)	-	3,539,006	87,874
	Patterson-UTI Energy, Inc.§	8,617,874	5,938	120,803	48,305	2,436	5,123,988	166,683
	Ryder System, Inc.§	1,770,323	3,421	74,471	31,100	1,904	903,217	81,262
	Total#		$259,578	$661,690	$186,104	$34,060		$1,339,538
Small Cap
	athenahealth, Inc.§	361,200	$12,989	$22,170	$4,064	$-	316,017	$41,616
	Cepheid, Inc.§	1,071,300	3,437	7,977	65	-	956,600	42,119
	CommVault Systems, Inc.§†	661,400	3,238	34,429	(587)	-	-	-
	IPG Photonics Corp.§	426,300	1,425	14,443	1,658	-	242,800	16,700
	Isis Pharmaceuticals, Inc.§	1,326,300	4,602	17,409	5,280	-	1,013,279	39,346
	Ultratech, Inc.	356,600	3,242	1,096	(478)	-	440,409	10,019
	Total#		$28,933	$97,524	$10,002	$-		$10,019
Small Cap Value
	ADTRAN, Inc.§	2,877,150	$2,103	$36,884	$167	$869	1,450,610	$29,781
	Allied World Assurance Co. Holdings AG§†	212,500	598	7,251	4,279	450	455,629	16,785
	Arrow Electronics, Inc.	961,450	949	20,840	13,778	-	629,017	34,816
	CRA International, Inc.§	602,200	116	12,171	1,281	-	104,981	2,670
	EarthLink Holdings Corp.§	5,406,400	1,170	9,010	(10,274)	995	3,339,828	11,422
	Era Group, Inc.§†	292,742	24,388	7,293	(1,053)	-	862,178	18,752
	Hatteras Financial Corp.	1,706,900	1,121	10,785	(5,086)	3,107	1,215,213	21,825
	Hawaiian Holdings, Inc.§	2,625,450	109	29,574	15,123	-	-	-
	Lexmark International, Inc., Class A§	587,350	664	27,045	17,005	405	-	-
	McDermott International, Inc.†	-	7,655	3,437	(145)	-	549,697	3,144
	Mitcham Industries, Inc.§†	-	9,903	1,916	(384)	-	573,843	6,341
	Nanometrics, Inc.§	1,286,750	3,725	6,602	489	-	1,123,159	16,960
	Orion Marine Group, Inc.§	1,371,750	438	5,117	(789)	-	934,385	9,325
	Park Electrochemical Corp.§†	749,700	11,047	6,178	(105)	2,668	927,838	21,851
	PICO Holdings, Inc.§	1,150,450	1,068	8,399	(2,180)	-	820,262	16,364
	Rudolph Technologies, Inc.§†	1,521,450	4,088	6,105	(921)	-	1,333,632	12,069
	Ryder System, Inc.§	1,286,750	2,220	84,887	48,348	1,238	288,706	25,975
	Ultratech, Inc.	1,651,500	7,151	15,327	2,306	-	1,328,650	30,227
	Total#		$78,513	$298,821	$81,839	$9,732		$90,012
Value
	Arch Capital Group Ltd.	510,519	$1,935	$3,885	$189	$-	476,794	$26,090
	Avnet, Inc.	714,180	15,451	4,016	90	440	988,293	41,014
	Total#		$17,386	$7,901	$279	$440		$67,104

@	Net of foreign taxes withheld, if any.
#	Total value as of September 30, 2014 is presented for only those issuers that were affiliates as of September 30, 2014.
§	Issuer was no longer an affiliate as of September 30, 2014.
†	Issuer was not an affiliate as of September 30, 2013.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2014 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$402,447	$76,391	$(70,564)	$5,827
Global Equity	221,184	25,583	(12,519)	13,064
Global Opportunities	968,577	209,261	(18,626)	190,635
Global Small Cap	172,917	9,553	(19,706)	(10,153)
Global Value	1,670,557	249,284	(47,520)	201,764
High Income	550,655	1,183	(8,191)	(7,008)
International	14,569,426	3,346,264	(452,775)	2,893,489
International Small Cap	903,543	256,944	(79,730)	177,214
International Value	9,027,191	2,668,721	(347,190)	2,321,531
Mid Cap	6,528,736	3,029,177	(96,911)	2,932,266
Mid Cap Value	8,546,423	2,964,165	(472,002)	2,492,163
Small Cap	1,089,302	426,006	(50,987)	375,019
Small Cap Value	1,386,145	315,882	(111,969)	203,913
Value	1,307,681	248,798	(50,918)	197,880

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2014 and the year ended September 30, 2013 were as follows (in thousands):

	Year Ended 9/30/2014				Year or Period Ended 9/30/2013
Fund	Ordinary Income Dividends		Long-Term Capital Gain Distributions		Ordinary Income Dividends		Long-Term Capital Gain Distributions
Emerging Markets	$5,398		$-		$10,969		$-
Global Equity	5,757		1,727		490		413
Global Opportunities	-		-		-		-
Global Small Cap	123		-		-	(1)	-	(1)
Global Value	17,231		13,976		2,220		190
High Income	8,298	(2)	-	(2)	-		-
International	146,761		-		120,654		-
International Small Cap	4,979		64,142		7,730		-
International Value	270,940		529,732		76,579		30,794
Mid Cap	-		704,116		-		309,505
Mid Cap Value	99,168		411,068		98,001		330,867
Small Cap	-		-		-		-
Small Cap Value	28,513		77,575		41,904		38,071
Value	23,724		54,490		7,069		-

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund, International Value Fund and Mid Cap Fund of approximately $57,267,000, $20,268,000 and $143,153,000, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2014, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Funds’ fiscal year, September 30, 2014. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2014.

Additional tax information as of and for the year ended September 30, 2014 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Qualified Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Emerging Markets	$3,475	$-	$-		$-		$(714)
Global Equity	5,270	1,700	-		-		(32)
Global Opportunities	4,173	22,533	-		-		(34)
Global Small Cap	1,155	1,194	-		-		(10)
Global Value	44,941	16,529	-		-		(38)
High Income	1,814	-	-	(2)	-	(2)	(54	)(2)
International	140,021	-	86,513		-		(1,927)
International Small Cap	-	52,937	-		-		(97)
International Value	303,197	353,837	-		-		(850)
Mid Cap	-	885,904	20,771		45,474		-
Mid Cap Value	130,003	818,653	-		-		-
Small Cap	-	-	-		13,057		-
Small Cap Value	22,978	217,826	-		-		(8)
Value	35,315	42,164	-		-		(15)

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2014 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

(2)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the Funds had capital loss carryovers as shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

	Expiration Dates
	2018	Unlimited – ST	Unlimited – LT
Emerging Markets	$-	$-	$128,955	(1)
International	96,085	-	-
Small Cap	55,398	-	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $16,639, pursuant to IRC Section 382-383.

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS(3)
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,090,983	$26,121	4,922,388	$62,365
Institutional Shares	994,491	12,292	8,220,620	100,176
Net asset value of shares transferred(1)
Investor Shares	-	-	(101,508)	(1,275)
Institutional Shares	-	-	101,670	1,275
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	67,766	858	228,979	3,013
Institutional Shares	344,914	4,349	568,438	7,458
Cost of shares redeemed(2)
Investor Shares	(13,039,229)	(165,880)	(11,733,152)	(148,514)
Institutional Shares	(11,878,205)	(146,888)	(10,136,596)	(129,368)
Net increase from fund share transactions
Investor Shares	(10,880,480)	(138,901)	(6,683,293)	(84,411)
Institutional Shares	(10,538,800)	(130,247)	(1,245,868)	(20,459)
Redemption Fee
Investor Shares	-	9	-	8
Institutional Shares	-	24	-	15

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL EQUITY
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,864,248	$110,666	9,800,824	$144,151
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	485,266	7,468	68,502	899
Cost of shares redeemed(2)
Investor Shares	(2,680,996)	(43,325)	(1,128,819)	(16,719)
Net increase from fund share transactions
Investor Shares	4,668,518	74,809	8,740,507	128,331
Redemption Fee
Investor Shares	-	41	-	32

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	15,513,993	$284,419	22,229,796	$345,742
Institutional Shares	11,119,747	204,278	6,688,076	106,606
Cost of shares redeemed(2)
Investor Shares	(8,601,254)	(157,661)	(6,852,525)	(107,009)
Institutional Shares	(457,683)	(8,648)	(366,302)	(5,702)
Net increase from fund share transactions
Investor Shares	6,912,739	126,758	15,377,271	238,733
Institutional Shares	10,662,064	195,630	6,321,774	100,904
Redemption Fee
Investor Shares	-	76	-	135
Institutional Shares	-	37	-	48

	GLOBAL SMALL CAP
	Year Ended 9/30/2014		Period Ended 9/30/2013(4)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,020,988	$155,869	3,755,886	$38,973
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,178	123	-	-
Cost of shares redeemed(2)
Investor Shares	(1,751,458)	(20,812)	(26,741)	(279)
Net increase from fund share transactions
Investor Shares	11,280,708	135,180	3,729,145	38,694
Redemption Fee
Investor Shares	-	19	-	3

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	GLOBAL VALUE
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	46,332,675	$705,527	44,718,397	$592,099
Institutional Shares	15,616,060	240,343	20,461,108	276,444
Net asset value of shares transferred(1)
Investor Shares	-	-	(281,489)	(3,966)
Institutional Shares	-	-	281,289	3,966
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,261,422	18,720	148,706	1,795
Institutional Shares	662,757	9,835	46,061	555
Cost of shares redeemed(2)
Investor Shares	(18,148,152)	(281,898)	(9,092,702)	(116,509)
Institutional Shares	(5,592,616)	(84,524)	(1,526)	(22)
Net increase from fund share transactions
Investor Shares	29,445,945	442,349	35,492,912	473,419
Institutional Shares	10,686,201	165,654	20,786,932	280,943
Redemption Fee
Investor Shares	-	170	-	128
Institutional Shares	-	69	-	- (5)

	HIGH INCOME
	Period Ended 9/30/2014(6)
	Shares	Amount
Proceeds from shares issued
Investor Shares	28,784,054	$289,469
Advisor Shares	24,356,075	245,301
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	426,571	4,295
Advisor Shares	347,182	3,494
Cost of shares redeemed(2)
Investor Shares	(1,283,898)	(12,808)
Advisor Shares	(1,866,099)	(18,587)
Net increase from fund share transactions
Investor Shares	27,926,727	280,956
Advisor Shares	22,837,158	230,208
Redemption Fee
Investor Shares	-	147
Advisor Shares	-	138

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	172,830,197	$5,193,412	111,618,614	$2,902,018
Institutional Shares	31,933,961	974,844	25,548,356	661,789
Net asset value of shares transferred(1)
Investor Shares	-	-	(2,290,722)	(62,631)
Institutional Shares	-	-	2,276,010	62,631
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,776,776	81,887	2,754,623	67,764
Institutional Shares	1,387,270	41,146	1,481,920	36,648
Cost of shares redeemed(2)
Investor Shares	(65,605,440)	(1,979,559)	(61,269,730)	(1,586,473)
Institutional Shares	(28,044,503)	(857,249)	(21,872,919)	(579,041)
Net increase from fund share transactions
Investor Shares	110,001,533	3,295,740	50,812,785	1,320,678
Institutional Shares	5,276,728	158,741	7,433,367	182,027
Redemption Fee
Investor Shares	-	565	-	515
Institutional Shares	-	185	-	203

	INTERNATIONAL SMALL CAP
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,167,082	$354,804	11,009,834	$262,667
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,422,159	61,717	325,418	7,218
Cost of shares redeemed(2)
Investor Shares	(8,468,727)	(225,103)	(8,105,415)	(190,428)
Net increase from fund share transactions
Investor Shares	7,120,514	191,418	3,229,837	79,457
Redemption Fee
Investor Shares	-	30	-	64

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	48,279,252	$1,788,517	75,456,094	$2,442,536
Institutional Shares	13,233,553	490,586	11,772,260	366,591
Net asset value of shares transferred(1)
Investor Shares	-	-	(753,122)	(25,812)
Institutional Shares	-	-	751,264	25,812
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	13,168,838	468,812	1,840,385	56,132
Institutional Shares	4,702,044	167,768	860,425	26,286
Cost of shares redeemed(2)
Investor Shares	(36,953,384)	(1,376,242)	(33,058,608)	(1,071,632)
Institutional Shares	(12,766,282)	(476,690)	(5,731,295)	(187,041)
Net increase from fund share transactions
Investor Shares	24,494,706	881,087	43,484,749	1,401,224
Institutional Shares	5,169,315	181,664	7,652,654	231,648
Redemption Fee
Investor Shares	-	305	-	466
Institutional Shares	-	86	-	141

	MID CAP
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	25,145,236	$1,211,460	23,124,699	$953,489
Institutional Shares	25,449,982	1,278,426	23,287,764	1,020,596
Net asset value of shares transferred(1)
Investor Shares	-	-	(12,610,564)	(507,744)
Institutional Shares	-	-	12,610,564	507,744
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	9,388,265	429,325	5,921,843	223,076
Institutional Shares	4,662,566	223,057	1,721,450	67,463
Cost of shares redeemed
Investor Shares	(38,479,395)	(1,839,289)	(34,800,770)	(1,418,304)
Institutional Shares	(14,443,759)	(721,622)	(7,434,144)	(326,157)
Net increase from fund share transactions
Investor Shares	(3,945,894)	(198,504)	(18,364,792)	(749,483)
Institutional Shares	15,668,789	779,861	30,185,634	1,269,646

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP VALUE
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	65,185,071	$1,761,179	88,154,110	$2,092,450
Institutional Shares	20,369,732	552,567	22,489,399	525,196
Net asset value of shares transferred(1)
Investor Shares	-	-	(21,247,449)	(515,712)
Institutional Shares	-	-	21,231,889	515,712
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	15,817,357	417,104	18,470,144	384,733
Institutional Shares	2,374,000	62,602	984,258	20,502
Cost of shares redeemed
Investor Shares	(94,345,667)	(2,565,756)	(94,574,520)	(2,184,695)
Institutional Shares	(11,604,357)	(317,171)	(5,950,328)	(142,610)
Net increase from fund share transactions
Investor Shares	(13,343,239)	(387,473)	(9,197,715)	(223,224)
Institutional Shares	11,139,375	297,998	38,755,218	918,800

	SMALL CAP
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	15,199,873	$439,604	32,253,075	$723,927
Institutional Shares	2,431,667	69,700	6,293,870	148,315
Net asset value of shares transferred(1)
Investor Shares	-	-	(105,328)	(2,418)
Institutional Shares	-	-	105,282	2,418
Cost of shares redeemed
Investor Shares	(17,260,935)	(483,655)	(16,402,173)	(365,993)
Institutional Shares	(2,065,389)	(60,328)	(712,370)	(17,766)
Net increase from fund share transactions
Investor Shares	(2,061,062)	(44,051)	15,745,574	355,516
Institutional Shares	366,278	9,372	5,686,782	132,967

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP VALUE
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	15,636,504	$288,653	27,625,555	$459,764
Institutional Shares	3,549,900	65,892	2,235,363	35,595
Net asset value of shares transferred(1)
Investor Shares	-	-	(1,620,952)	(27,664)
Institutional Shares	-	-	1,620,780	27,664
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,883,076	89,751	4,326,262	66,754
Institutional Shares	691,272	12,719	661,328	10,198
Cost of shares redeemed
Investor Shares	(79,323,221)	(1,464,478)	(50,372,111)	(815,911)
Institutional Shares	(5,195,121)	(95,832)	(5,640,992)	(91,804)
Net increase from fund share transactions
Investor Shares	(58,803,641)	(1,086,074)	(20,041,246)	(317,057)
Institutional Shares	(953,949)	(17,221)	(1,123,521)	(18,347)

	VALUE
	Year Ended 9/30/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	25,923,680	$361,086	48,278,121	$619,978
Institutional Shares	6,611,778	94,116	7,472,022	89,339
Net asset value of shares transferred(1)
Investor Shares	-	-	(142,652)	(1,799)
Institutional Shares	-	-	142,426	1,799
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,735,743	62,843	451,150	5,121
Institutional Shares	974,463	12,941	159,218	1,807
Cost of shares redeemed
Investor Shares	(34,775,011)	(475,888)	(21,418,031)	(263,577)
Institutional Shares	(4,729,262)	(64,268)	(3,097,184)	(38,944)
Net increase from fund share transactions
Investor Shares	(4,115,588)	(51,959)	27,168,588	359,723
Institutional Shares	2,856,979	42,789	4,676,482	54,001

(1)	For the year or period ended September 30, 2014, the net asset value of shares transferred are included in proceeds from shares issued and cost of shares redeemed.
(2)	Net of redemption fees.
(3)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(4)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(5)	Amount rounds to less than $1.
(6)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(14)	Accounting Pronouncement:

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Funds, management expects that the impact of the Funds’ adoption will be limited to additional financial statement disclosures.

(15)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	131

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Partners Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Partners Funds, Inc. (comprising, respectively, Artisan Emerging Markets Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Small Cap Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Small Cap Value Fund, and Artisan Value Fund (the “Funds”)) as of September 30, 2014, and the related statements of operations, statements of changes in net assets, and the financials highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of Artisan Partners Funds, Inc. at September 30, 2014, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

November 24, 2014

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2014 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2014 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains		Qualified Dividend Income	Dividends Received Deduction
Emerging Markets	$-		100.00%	3.09%
Global Equity	1,728		12.88	4.29
Global Opportunities	864		-	-
Global Small Cap	-		50.72	7.37
Global Value	13,976		70.56	30.79
High Income	-	(1)	-	-
International	-		100.00	0.09
International Small Cap	68,131		100.00	-
International Value	539,699		55.36	0.12
Mid Cap	765,973		-	-
Mid Cap Value	487,675		99.17	95.75
Small Cap	-		-	-
Small Cap Value	150,703		70.12	67.13
Value	55,113		66.99	52.19

(1)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.

Artisan Partners Funds	133

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2014 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period 4/1/2014-9/30/2014(1)	Expense Ratio(2)
Artisan Emerging Markets Fund
Investor Shares(3)(4)
Actual	$1,000.00	$1,008.80	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Shares
Actual	$1,000.00	$1,010.50	$5.90	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%

134	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period 4/1/2014-9/30/2014(1)	Expense Ratio(2)
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,000.60	$7.12	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.18	1.42%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,034.40	$6.07	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Institutional Shares
Actual	$1,000.00	$1,035.30	$4.90	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan Global Small Cap Fund
Investor Shares(3)
Actual	$1,000.00	$892.00	$7.11	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,005.80	$6.44	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%
Institutional Shares
Actual	$1,000.00	$1,007.70	$5.18	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,019.80	$5.57	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Shares
Actual	$1,000.00	$1,020.20	$5.01	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,004.00	$5.88	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Institutional Shares
Actual	$1,000.00	$1,005.00	$4.72	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

Artisan Partners Funds	135

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period 4/1/2014-9/30/2014(1)	Expense Ratio(2)
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$876.90	$7.10	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.64	1.51%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$992.40	$5.79	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Institutional Shares
Actual	$1,000.00	$993.20	$4.75	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$976.80	$5.95	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Shares
Actual	$1,000.00	$978.10	$4.66	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$982.50	$5.86	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Institutional Shares
Actual	$1,000.00	$983.60	$4.72	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$904.70	$5.78	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12	1.21%
Institutional Shares
Actual	$1,000.00	$905.30	$4.78	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$903.70	$5.87	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Institutional Shares
Actual	$1,000.00	$904.90	$4.73	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%

136	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period 4/1/2014-9/30/2014(1)	Expense Ratio(2)
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,023.90	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Shares
Actual	$1,000.00	$1,025.30	$3.76	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.36	$3.75	0.74%

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2014, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(2)	Annualized ratio of expenses to average net assets for the six-month period ended September, 30, 2014.
(3)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.
(4)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.

Artisan Partners Funds	137

NOTES ON MANAGEMENT’S DISCUSSION  OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2014. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”). For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

138	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF  FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets Index is a market-weighted index of companies in emerging markets.

Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-weighted index of global developed and emerging markets.

Artisan Global Small Cap Fund – Morgan Stanley Capital International All Country World Small Cap Index (MSCI ACWI Small Cap) – is a market-weighted index of small cap securities of global developed and emerging markets.

Artisan High Income Fund – BofA Merrill Lynch U.S. High Yield Master II Total Return Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital All Country World Index Ex U.S. (MSCI ACWI Ex U.S.) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE Value Index (MSCI EAFE Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Funds – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Partners Funds	139

NOTES ON MANAGEMENT’S DISCUSSION OF FUND  PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the BofA Merrill Lynch U.S. High Yield Master II Total Return Index the source is BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

140	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF  FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Partners Funds. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Partners Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Partners Funds	141

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws further provide that each director must retire by the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 14, 2014, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all fourteen series of Artisan Partners Funds.

Name and Age at 11/14/14	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Partners Funds:
David A. Erne – 71	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Former Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).
Gail L. Hanson – 58	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).
Thomas R. Hefty – 67	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

142	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/14/14	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Peter M. Lebovitz – 59	Director	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms) (since 2010); Director, Hoffberger Holdings, Inc. (private investment holding company) (since 2014); Advisor and Consultant, KRC Inc. (private fund) (since 2008); Advisory Board Member, Cantilever Capital (investment firm) (since 2009); until 2014, Strategic Consultant, The OFI SteelPath Funds (investment company); until 2014, Director and Consultant, Crosswind Investments, LLC (investment management firm).	Independent Chair and Trustee of ALTX Trust (investment company) (2 portfolios); Former Director, The SteelPath MLP Funds Trust (investment company); former Trustee, The Managers Funds and Managers AMG Funds (investment companies).
Patrick S. Pittard – 68	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).
R. Scott Trumbull – 66	Director	11/13/12	Chairman, and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems); until 2014, Chief Executive Officer, Franklin Electric Co., Inc.	Director, Health Care REIT (investor in health care real estate); Director, Columbus McKinnon Corporation (designer, manufacturer and marketer of material handling products).

Artisan Partners Funds	143

DIRECTORS AND OFFICERS

Name and Age at 11/14/14	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Director who is an “interested person” of Artisan Partners Funds and Officer:
Eric R. Colson – 45*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013); Managing Director, Chief Executive Officer (since January 2010) and President (since April 2013) of Artisan Partners; President and Chief Executive Officer of Artisan Investments GP LLC (since January 2010); President and Chief Executive Officer of Artisan Partners Holdings LP (since March 2013); prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Officers:
Brooke J. Billick – 60	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC; until January 2012, Chief Compliance Officer of Artisan Partners.	None.
Gregory K. Ramirez – 44	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director, Vice President (since April 2013) and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of Artisan Partners Asset Management Inc.; Vice President, Treasurer and Chief Financial Officer (since July 2012) of Artisan Partners Distributors LLC; prior thereto, Assistant Treasurer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Partners Funds.	None.

144	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/14/14	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Sarah A. Johnson – 42	General Counsel, Vice President and Secretary	2/8/11	Managing Director (since March 2010), Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012 – September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC; until February 2011, Assistant Secretary of Artisan Partners Funds.	None.
James S. Hamman, Jr. – 45	Vice President and Assistant Secretary	2/8/11	Managing Director–Corporate Development (since January 2014), Vice President (since April 2013) and Assistant Secretary (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; from January 2008 until February 2010, Principal of Elite Investment Partners, LLC.	None.
Stephen W. Hlavach – 46	Assistant Treasurer	2/14/12	Tax Director (since January 2011) and Assistant Treasurer (since April 2013) of Artisan Partners; Assistant Treasurer (since October 2012) of Artisan Partners Asset Management Inc.; prior thereto, Tax Lead, Mergers & Acquisitions of The Boeing Company.	None.
Shannon K. Jagodinski – 37	Assistant Treasurer	2/14/12	Senior Manager of Investment Accounting of Artisan Partners.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and a Managing Director, President and Chief Executive Officer of Artisan Partners.

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanfunds.com for a free copy of the SAI.

Artisan Partners Funds	145

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Thomas R. Hefty, member and chairman of the registrant’s audit committee, Gail L. Hanson, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and R. Scott Trumbull, member of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Hefty, Ms. Hanson, Mr. Lebovitz and Mr. Trumbull are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2014	Fiscal Year Ended September 30, 2013
Audit Fees (a)	$337,800	$284,400
Audit-Related Fees (b)	$61,050	$52,260
Tax Fees (c)	$330,957	$252,454
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2014, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2014 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of investor and advisor shares of Artisan High Income Fund, and in conjunction with the redesignation of

Artisan Emerging Markets Fund Advisor Shares to Investor Shares. The fees billed during the fiscal year ended September 30, 2013 also include the consent issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of investor shares of Artisan Global Small Cap Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2014 and September 30, 2013 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2014 and March 31, 2013.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2014 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2014, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2014, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2013 and the excise year ended December 31, 2013, and the semiannual period ended March 31, 2014; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2013; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2014; and (6) the filing of reclaims of tax amounts withheld by European Union member countries.

The fees shown in the table above for the fiscal year ended September 30, 2013 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2013; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2013; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2012 and the excise year ended December 31, 2012, and the semiannual period ended March 31, 2013; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2012; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2013; and (6) the filing of reclaims of tax amounts withheld by European Union member countries.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2014 and September 30, 2013 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2014 and September 30, 2013, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2014 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2014

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 5, 2014